12531 HIGH BLUFF DRIVE SUITE 100 SAN DIEGO, CALIFORNIA 92130-2040 TELEPHONE: 858.720.5100 FACSIMILE: 858.720.5125 WWW.MOFO.COM

MORRISON & FOERSTER LLP

NEW YORK, SAN FRANCISCO,

LOS ANGELES, PALO ALTO,

SAN DIEGO, WASHINGTON, D.C.

NORTHERN VIRGINIA,

ORANGE COUNTY, DENVER

SACRAMENTO, WALNUT CREEK

TOKYO, LONDON, BEIJING,

SHANGHAI, HONG KONG,

SINGAPORE, BRUSSELS

November 9, 2007		Writer’s Direct Contact 858.720.5103 JGlaser@mofo.com

Via Edgar

Securities and Exchange Commission

Division of Corporation Finance

Mail Stop 3561

100 F Street, N.E.

Washington, DC 20549

Re:	Catcher Holdings, Inc.

Registration Statement on Form SB-2

Filed on September 21, 2007

Commission File No. 333-146215

Ladies and Gentlemen:

Enclosed for filing on behalf of our client, Catcher Holdings, Inc. (the “Company”), is Pre-Effective Amendment No. 1 (the “Amendment”), amending the Company’s Registration Statement on Form SB-2, originally filed with the Securities and Exchange Commission on September 21, 2007 (the “Registration Statement”). Under separate cover, courtesy copies of the Amendment, marked to show changes, are also being sent to the staff of the Securities and Exchange Commission (the “Staff”).

The Amendment is being filed in response to the comments received from the Staff by letter dated October 17, 2007 (the “Staff Letter”). The numbering of the paragraphs below corresponds to the numbering of the comments in the Staff Letter. The comments contained in the Staff Letter have been incorporated into this response letter for your convenience.

General

1.	We note that you have outstanding registration statements. In the interest of simplified disclosure, please consider the application of Rule 429 under the Securities Act. In this regard, you may wish to rely upon this rule by filing an amendment that contains a single prospectus relating to the shares in this offering and in your other outstanding offerings. Absent the use of Rule 429, please revise your prospectus cover page to reference concisely your concurrent offerings.

Securities and Exchange Commission

November 9, 2007

Page Two

Response to Comment #1

The Company has revised the disclosure on the prospectus cover page to reference its concurrent offerings.

2.	Please provide a materially complete discussion of how the selling shareholders acquired the securities that you are registering on their behalf for resale. The background of the issuances to the selling shareholders and the nature of the arrangements, agreements, and relationships with the company does not appear to be complete and should include, for each selling shareholder, a discussion of the date of the transaction in which the securities were sold, the amount of securities sold, the agreement(s) that evidence the sale, the instrument(s) that define the rights of the security holders, and the private placement agent, if any. Your disclosure should also include a description of the material terms of the secured convertible promissory notes held by the relevant selling shareholder. Please present this information in a concise and easy-to-understand fashion and provide us with clearly labeled courtesy copies of the underlying documents that govern the rights of the security holders as they relate to the resale offering.

Response to Comment #2

The Company has revised the disclosure on pages four and five of the prospectus to expand and clarify the transactions in which the selling shareholders received securities. Included herewith are courtesy copies of the underlying documents that govern the rights of the security holders as they relate to the resale offering, each of which has been filed previously with the Staff.

3.	Please provide us, with a view toward disclosure in the prospectus, with the total dollar value of the securities underlying the convertible notes that you have registered for resale (using the number of underlying securities that you have registered for resale and the market price per share for those securities on the date of the sale of the convertible notes).

Response to Comment #3

The Company has revised the disclosure on page 5 of the prospectus to include the fair value of the 5,320,557 shares underlying convertible debt. The Company has calculated the fair value to be $5,054,000 and based such calculations on a price per share of $0.95, which was

Securities and Exchange Commission

November 9, 2007

Page Three

the average closing price of the Company’s common stock between June 20, 2007 and August 23, 2007 (the period in which the closings under the applicable Note and Restricted Stock Purchase Agreement occurred).

4.	Please provide us, with a view toward disclosure in the prospectus, with tabular disclosure of the dollar amount of each payment (including the value of any payments to be made in common stock) in connection with the transaction that you have made or may be required to make to any selling shareholder, any affiliate of a selling shareholder, or any person with whom any selling shareholder has a contractual relationship regarding the transaction (including any interest payments, liquidated damages, payments :made to “finders” or “placement agents,” and any other payments or potential payments). Please provide footnote disclosure of the terms of each such payment. Please do not include any repayment of principal on the convertible notes in this disclosure.

Response to Comment #4

The Company has revised the disclosure on pages 30 and 31 of the prospectus to include the information requested above.

Further, please provide us, with a view toward disclosure in the prospectus, with disclosure of the net proceeds to the issuer from the sale of the convertible notes and the total possible payments to all selling shareholders and any of their affiliates in the first year following the sale of convertible notes.

Further Response to Comment #4

The Company has revised the disclosure on pages 30 and 31 of the prospectus to include the information requested above.

5.	Please provide us, with a view toward disclosure in the prospectus, with tabular disclosure of:

•

the total possible profit the selling shareholders could realize as a result of the conversion discount for the securities underlying the convertible notes, presented in a table with the. following information disclosed separately [in this comment,

Securities and Exchange Commission

November 9, 2007

Page Four

the reference to “securities underlying the convertible notes” means the securities underlying the notes that may be received by the persons identified as selling shareholders]:

•	the market price per share of the securities underlying the convertible notes on the date of the sale of the convertible notes;

•	the conversion price per share of the underlying securities on the date of the sale of the convertible notes, calculated as follows:

•	if the conversion price per share is set at a fixed price, use the price per share established in the convertible notes; and

•

if the conversion price per share is not set at a fixed price and, instead, is set at a floating rate in relationship to the market price of the underlying security, use the conversion discount rate and the market rate per share on the date of the sale of the convertible notes and determine the conversion price per share as of that date;

•	the total possible shares underlying the convertible notes (assuming no interest payments and complete conversion throughout the term of the notes);

•

the combined market price of the total number of shares underlying the convertible notes, calculated by using the market price per share on the date of the sale of the convertible notes and the total possible shares underlying the convertible notes;

•

the total possible shares the selling shareholders may receive and the combined conversion price of the total number of shares underlying the convertible notes calculated by using the conversion price on the date of the sale of the convertible notes and the total possible number of shares the selling shareholders may receive; and

•

the total possible discount to the market price as of the date of the sale of the convertible notes, calculated subtracting the total conversion price on the date of the sale of the convertible notes from the combined market price of the total number of shares underlying the convertible notes on that date.

If there are provisions in the convertible notes that could result in a change in the price per share upon the occurrence of certain events, please provide additional tabular disclosure as appropriate. For example, if the conversion price per share is fixed unless and until the market price falls below a stated price, at which point the conversion price per share drops to a lower price, please provide additional disclosure.

Securities and Exchange Commission

November 9, 2007

Page Five

Response to Comment #5

The Company has revised the disclosure on page 31 of the prospectus to include the information requested above.

6.	Please provide us, with a view toward disclosure in the prospectus, with tabular disclosure of:

•

the total possible profit to be realized as a result of any conversion discounts for securities underlying any other warrants, options, notes, or other securities of the issuer that are held by the selling shareholders or any affiliates of the selling shareholders, presented in a table with the following information disclosed separately:

•	market price per share of the underlying securities on the date of the sale of that other security;

•	the conversion/exercise price per share, as of the date of the sale of that other security, calculated as follows:

•	if the conversion/exercise price per share is set at a fixed price, use the price per share on the date of the sale of that other security; and

•

if the conversion/exercise price per share is not set at a fixed price and, instead, is set at a floating rate in relationship to the market price of the underlying security, use the conversion/exercise discount rate and the market rate per share on the date of the sale of that other security and determine the conversion price per share as of that date;

•	the total possible shares to be received under the particular securities (assuming complete conversion/exercise);

•

the combined market price of the total number of underlying shares, calculated by using the market price per share on the date of the sale of that other security and the total possible shares to be received;

Securities and Exchange Commission

November 9, 2007

Page Six

•

the total possible shares to be received and the combined conversion price of the total number of shares underlying that other security calculated by using the conversion price on the date of the sale of that other security and the total possible number of underlying shares; and

•

the total possible discount to the market price as of the date of the sale of that other security, calculated by subtracting the total conversion/exercise price on the date of the sale of that other security from the combined market price of the total number of underlying shares on that date.

Response to Comment #6

The Company has revised the disclosure on pages 54 and 55 of the prospectus to include the information requested above.

7.	Please provide us, with a view toward disclosure in the prospectus, with tabular disclosure of:

•	the gross proceeds paid or payable to the issuer in the convertible notes transaction;

•	all payments that have been made or that may be required to be made by the issuer that are disclosed in response to comment two;

•	the resulting net proceeds to the issuer; and

•

the combined total possible profit to be realized as a result of any conversion discounts regarding the securities underlying the convertible notes and any other warrants, options, notes, or other securities of the issuer that are held by the selling shareholders or any affiliates of the selling shareholders that is disclosed in response to comments five and six.

Further, please provide us, with a view toward disclosure in the prospectus, with disclosure as a percentage of the total amount of all possible payments as disclosed in response to comment four and the total possible discount to the market price of the shares underlying the convertible notes as disclosed in response to comment three divided by the net proceeds to the issuer from the sale of the convertible notes, as well as the amount of that resulting percentage averaged over the term of the convertible notes.

Securities and Exchange Commission

November 9, 2007

Page Seven

Response to Comment #7

The Company has revised the disclosure on page 31 of the prospectus to include the information requested above.

8.	Please provide us, with a view toward disclosure in the prospectus, with tabular disclosure of all prior securities transactions between the issuer (or any of its predecessors) and the selling shareholders, any affiliates of the selling shareholders, or any person with whom any selling shareholder has a contractual relationship regarding the transaction (or any predecessors of those persons), with the table including the following information disclosed separately for each transaction:

•	the date of the transaction;

•	the number of shares of the class of securities subject to the transaction that were outstanding prior to the transaction;

•

the number of shares of the class of securities subject to the transaction that were outstanding prior to the transaction and held by persons other than the selling shareholders, affiliates of the company, or affiliates of the selling shareholders;

•	the number of shares of the class of securities subject to the transaction that were issued or issuable in connection with the transaction;

•

the percentage of total issued and outstanding securities that were issued or issuable in the transaction (assuming full issuance), with the percentage calculated by taking the number of shares issued and outstanding prior to the applicable transaction and held by persons other than the selling shareholders, affiliates of the company, or affiliates of the selling shareholders, and dividing that number by the number of shares issued or issuable in connection with the applicable transaction;

•	the market price per share of the class of securities subject to the transaction immediately prior to the transaction (reverse split adjusted, if necessary); and

•	the current market price per share of the class of securities subject to the transaction (reverse split adjusted, if necessary).

Securities and Exchange Commission

November 9, 2007

Page Eight

Response to Comment #8

The Company has revised the disclosure on page 56 of the prospectus to include the information requested above.

9.	Please provide us, with a view toward disclosure in the prospectus, with tabular disclosure comparing:

•

the number of shares outstanding prior to the convertible notes transaction that are held by persons other than the selling shareholders, affiliates of the company, and affiliates of the selling shareholders;

•	the number of shares registered for resale by the selling shareholders or affiliates of the selling shareholders in prior registration statements;

•

the number of shares registered for resale by the selling shareholders or affiliates of the selling shareholders that continue to be held by the selling shareholders or affiliates of the selling shareholders;

•	the number of shares that have been sold in registered resale transactions by the selling shareholders or affiliates of the selling shareholders; and

•	the number of shares registered for resale on behalf of the selling shareholders or affiliates of the selling shareholders in the current transaction.

In this analysis, the calculation of the number of outstanding shares should not include any securities underlying any outstanding convertible securities, options, or warrants.

Response to Comment #9

The Company has revised the disclosure on page 56 of the prospectus to include the information requested above.

Securities and Exchange Commission

November 9, 2007

Page Nine

10.	Please provide us, with a view toward disclosure in the prospectus, with the following information:

•	whether the issuer has the intention, and a reasonable basis to believe that it will have the financial ability, to make all payments on the overlying securities; and

•

whether - based on information obtained from the selling shareholders - any of the selling shareholders have an existing short position in the company’s common stock and, if any of the selling shareholders have an existing short position in the company’s stock, the following additional information:

•	the date on which each such selling shareholder entered into that short position; and

•

the relationship of the date on which each such selling shareholder entered into that short position to the date of the announcement of the convertible notes transaction and the filing of the registration statement (e.g., before or after the announcement of the convertible notes transaction, before the filing or after the filing of the registration statement, etc.).

Response to Comment #10

The Company has revised the disclosure on page 30 of the prospectus regarding its financial ability to make payment on the overlying securities issued. Further, the Company is not aware of any shareholders maintaining an existing short position in its stock.

11.	Please provide us, with a view toward disclosure in the prospectus, with:

•

a materially complete description of the relationships and arrangements that have existed in the past three years or are to be performed in the future between the issuer (or any of its predecessors) and the selling shareholders, any affiliates of the selling shareholders, or any person with whom any selling shareholder has a contractual relationship regarding the transaction (or any predecessors of those persons) the information provided should include, in reasonable detail, a complete description of the rights and obligations of the parties in connection with the sale of the convertible notes; and

•

copies of all agreements between the issuer (or any of its predecessors) and the selling shareholders, any affiliates; of the selling shareholders, or any person with whom any selling shareholder has a contractual relationship regarding the transaction (or any predecessors of those persons) in connection with the sale of the convertible notes.

Securities and Exchange Commission

November 9, 2007

Page Ten

•

If it is your view that such a description of the relationships and arrangements between and among those parties already is presented in the prospectus and that all agreements between and/or among those parties are included as exhibits to the registration statement, please provide us with confirmation of your view in this regard.

Response to Comment #11

The Company has revised the disclosure on page 54 in response to the Staff’s comment.

12.	Please provide us, with a view toward disclosure in the prospectus, with a description of the method by which the company determined the number of shares it seeks to register in connection with this registration statement

Response to Comment #12

The Company has revised the disclosure on page 5 of the prospectus to include a description of the method used to determine the number of shares being registered. Specifically, the Company calculated the number of shares being registered based on the $0.65 conversion price contained in the notes relating to the shares being registered.

Special Notes Regarding Forward Looking Statements, page 16

13.	We note the disclosure on page 13 indicating that your stock is a “penny stock”. Refer to the statement that the prospectus includes forward looking statements “within the meaning of” Section 27A of the Securities Act and Section 21E of the Securities Exchange Act of 1934. Please be advised that Section 27A(b)(1)(C) of the Securities Act and Section 21E(b)(1)(C) of the Securities Exchange Act expressly state that the safe harbor for forward looking statements does not apply to statements made by companies that issue penny stock. Please revise to eliminate the reference to the statutory safe harbors.

Response to Comment #13

The Company has revised the disclosure on page 16 of the prospectus to remove the reference to the statutory safe harbor provisions of Section 27A of the Securities Act and Section 21E of the Securities Exchange Act of 1934.

Securities and Exchange Commission

November 9, 2007

Page Eleven

Selling Stockholders, page 50

14.	With respect to the shares to be offered for resale by the selling security holders who are legal entities, please disclose the individual or individuals who exercise the voting and dispositive powers. Refer to Interp. I.60 of Telephone Interp. Manual (July 1997) and Interp.4S of Reg. S-K section of 3/99 Supp. to Manual.

Response to Comment #14

The Company has revised the disclosure on pages 53 and 54 of the prospectus to include the individual or individuals who exercise the voting and dispositive powers with respect to the selling security holders who are entities.

15.	Notwithstanding the disclosure on page 53, please be advised that all selling security holders who are registered broker-dealers who did not receive their securities as compensation for investment banking or similar services should be identified as underwriters. Please advise us in this regard.

Response to Comment #15

The Company advises the Staff that none of the selling shareholders are registered broker-dealers.

The Company respectfully requests the Staff’s assistance in completing the review of the Amendment as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review.

Please direct any further comments or questions regarding this response letter to me at (858) 720-5103 or my colleague, Nate Jensen, at (858) 720-7912. Our facsimile number is (858) 720-5125.

Sincerely,

/s/ Jeremy D. Glaser
Jeremy D. Glaser

Exhibit 10.35

NOTE AND RESTRICTED STOCK PURCHASE AGREEMENT

This Note and Restricted Stock Purchase Agreement (this “Agreement”) is dated as of [                    ], 2007 among Catcher Holdings, Inc., a Delaware corporation (the “Company”), and the purchasers identified on the signature pages hereto (each, including its successors and assigns, a “Purchaser” and collectively the “Purchasers”).

WHEREAS, subject to the terms and conditions set forth in this Agreement, the Company desires to issue and sell to each Purchaser, and each Purchaser, severally and not jointly, desires to purchase from the Company, securities of the Company as more fully described in this Agreement.

NOW, THEREFORE, IN CONSIDERATION of the mutual covenants contained in this Agreement, and for other good and valuable consideration the receipt and adequacy of which are hereby acknowledged, the Company and each Purchaser agrees as follows:

ARTICLE I

DEFINITIONS

1.1 Definitions. In addition to the terms defined elsewhere in this Agreement, the following terms have the meanings indicated in this Section 1.1:

“Action” shall have the meaning ascribed to such term in Section 3.1(j).

“Affiliate” means any Person that, directly or indirectly through one or more intermediaries, controls or is controlled by or is under common control with a Person, as such terms are used in and construed under Rule 144 under the Securities Act.

“Closings” means the Initial Closing and each Subsequent Closing.

“Closing Date” means the date of (i) the Initial Closing; and (ii) each Subsequent Closing, respectively.

“Commission” means the Securities and Exchange Commission.

“Common Stock” means the common stock of the Company, par value $0.001 per share, and any securities into which such common stock may hereinafter be converted or exchanged pursuant to a plan of recapitalization, reorganization, merger, sale of assets or otherwise.

“Company Counsel” means Morrison & Foerster, LLP, 12531 High Bluff Drive, Suite 100, San Diego, California 92103.

“Conversion Shares” means the shares of capital stock issuable upon exercise of the Conversion Warrants or upon conversion of the Notes.

“Conversion Warrants” means collectively the warrants to be delivered to the Purchasers upon conversion of the Notes in accordance with the terms thereof.

“Disclosure Schedules” shall have the meaning ascribed to such term in Section 3.1 hereof.

“Exchange Act” means the Securities Exchange Act of 1934, as amended.

“GAAP” shall have the meaning ascribed to such term in Section 3.1(h) hereof.

“Initial Closing” shall have the meaning ascribed to such term in Section 2.1.

“Liens” shall have the meaning ascribed to such term in Section 3.1(a) hereof.

“Loan Amount” means, as to each Purchaser, the aggregate amount to be borrowed by the Company hereunder and evidenced by the Notes as specified below such Purchaser’s name on the signature page of this Agreement and next to the heading “Loan Amount,” in United States Dollars.

“Losses” means any and all losses, claims, damages, liabilities, settlement costs and expenses, including without limitation costs of preparation and reasonable attorneys’ fees.

“Material Adverse Effect” shall have the meaning assigned to such term in Section 3.1(b) hereof.

“Notes” shall mean the Secured Convertible Promissory Notes issued to the Purchasers pursuant to this Agreement, in the form attached hereto as Exhibit A.

“Person” means an individual or corporation, partnership, trust, incorporated or unincorporated association, joint venture, limited liability company, joint stock company, government (or an agency or subdivision thereof) or other entity of any kind.

“Proceeding” means an action, claim, suit, investigation or proceeding (including, without limitation, an investigation or partial proceeding, such as a deposition), whether commenced or threatened.

“Registration Rights Agreement” means the Registration Rights Agreement to be entered into by the Company and the Purchasers upon the conversion of the Notes in accordance with the terms thereof.

“Registration Statement” means a registration statement covering the resale of the Conversion Shares by each Purchaser as provided for in the Registration Rights Agreement.

“Required Approvals” shall have the meaning ascribed to such term in Section 3.1(e) hereof.

“Required Minimum” means, as of any date, the maximum aggregate number of shares of Common Stock then issued or potentially issuable in the future upon exercise or conversion in full of all Conversion Warrants, Conversion Shares (if applicable) and Notes, ignoring any conversion or exercise limits set forth therein.

“Rule 144” means Rule 144 promulgated by the Commission pursuant to the Securities Act, as such Rule may be amended from time to time, or any similar rule or regulation hereafter adopted by the Commission having substantially the same effect as such Rule.

“SEC Reports” shall have the meaning ascribed to such term in Section 3.1(h) hereof.

“Securities” means the Notes, the Shares, the Conversion Warrants and the Conversion Shares.

“Securities Act” means the Securities Act of 1933, as amended.

“Shares” means the shares of restricted Common Stock issued pursuant to this Agreement, together with any shares of Common Stock issued upon a stock split, dividend or other distribution, recapitalization or similar event with respect to the foregoing following the Closing Date.

“Subsequent Closing” shall have the meaning ascribed to such term in Section 2.1.

“Subsidiary” means any subsidiary of the Company as set forth in the SEC Reports.

“Trading Day” means any day during which the Trading Market shall be open for business.

“Trading Market” means the following markets or exchanges on which the Common Stock may be listed or quoted for trading on the date in question: OTC Bulletin Board, the American Stock Exchange, the New York Stock Exchange, the Nasdaq Global Market or the Nasdaq Capital Market.

“Transaction Documents” means this Agreement, the Notes, the Conversion Warrants, and the Registration Rights Agreement.

ARTICLE II

PURCHASE AND ISSUANCE

2.1 Closings. At each Closing, the Company agrees to borrow the Loan Amount from, and issue a corresponding Note and a number of Shares equal to the Loan Amount divided by $2.857 to, each Purchaser participating at such Closing, and, subject to the terms and conditions contained herein, each such Purchaser severally agrees to loan to the Company the Loan Amount set forth on the signature page to this Agreement. The initial closing (the “Initial Closing”) of the transactions hereunder shall take place at the offices of Company Counsel after the receipt by the Company of an aggregate Loan Amount from Purchasers of at least $700,000 and after it has been determined that all conditions in this Agreement have been met in the sole and absolute discretion of the Company. Following the Initial Closing, the Company may, at subsequent closings (the “Subsequent Closings” and each a “Subsequent Closing”), borrow additional Loan Amounts from Purchasers until such time as the Company has issued Notes with an aggregate principal amount equal to $1,050,000. At each Closing, funds equal to the Loan Amount of each Purchaser shall be delivered to the Company and the Company shall deliver to each such Purchaser his, her or its respective Note and Shares as provided herein and the other items set forth in Section 2.2 issuable at such Closing.

2.2 Conditions to Closing. Each Closing shall be subject to the following conditions and deliveries being met on such Closing’s Closing Date:

(a) At or prior to the Closing, unless otherwise indicated below, the Company shall deliver or cause to be delivered to each Purchaser participating in such Closing the following:

(i) a Secured Convertible Promissory Note evidencing the Loan Amount loaned by such Purchaser, registered in the name of such Purchaser;

(ii) a stock certificate evidencing the Shares purchased by such Purchaser, registered in the name of such Purchaser; and

(iii) this Agreement, duly executed by the Company; and

(b) At or prior to the Closing, each Purchaser participating in such Closing shall deliver or cause to be delivered to the Company the following:

(i) such Purchaser’s Loan Amount; and

(ii) this Agreement, duly executed by such Purchaser.

(c) It shall be a condition to the obligation of the Company, on the one hand, to issue and deliver the Notes and the Shares to be issued and delivered at a Closing, and of the Purchasers participating in a Closing, on the other hand, to loan such Loan Amount represented by the respective Note, that all representations and warranties of the other party(ies) contained herein shall remain true and correct as of the Closing Date of such Closing and all covenants and obligations of the other party(ies) shall have been fully performed or otherwise satisfied or waived if due on or prior to such date.

ARTICLE III

REPRESENTATIONS AND WARRANTIES

3.1 Representations and Warranties of the Company. The Company hereby makes the representations and warranties set forth below to each Purchaser:

(a) Subsidiaries. The Company has no direct or indirect Subsidiaries other than as specified in the SEC Reports. Except as specified in the SEC Reports, the Company owns, directly or indirectly, all of the capital stock or other equity interests of each Subsidiary free and clear of any lien, charge, security interest, encumbrance, right of first refusal or other restriction (collectively, “Liens”), and all the issued and outstanding shares of capital stock of each Subsidiary are validly issued and are fully paid, non-assessable and free of preemptive and similar rights.

(b) Organization and Qualification. Each of the Company and the Subsidiaries is an entity duly incorporated or otherwise organized, validly existing and in good standing under the laws of the jurisdiction of its incorporation or organization (as applicable), with the requisite power and authority to own and use its properties and assets and to carry on its business as described in its SEC Reports. Neither the Company nor any Subsidiary is in violation of any of the provisions of its respective certificate or articles of incorporation, bylaws or other organizational or charter documents. Each of the Company and the Subsidiaries is duly qualified to do business and is in good standing as a foreign corporation or other entity in each jurisdiction in which the nature of the business conducted or property owned by it makes such qualification necessary, except where the failure to be so qualified or in good standing, as the case may be, could not, individually or in the aggregate: (i) adversely affect the legality, validity or enforceability of any Transaction Document, (ii) have or result in or be reasonably likely to have or result in a material adverse effect on the results of operations, assets, prospects, business or condition (financial or otherwise) of the Company and the Subsidiaries, taken as a whole, or (iii) adversely impair the Company’s ability to perform fully on a timely basis its obligations under any of the Transaction Documents (any of (i), (ii) or (iii), a “Material Adverse Effect”).

(c) Authorization; Enforcement. The Company has the requisite corporate power and authority to enter into and to consummate the transactions contemplated by each of the Transaction Documents and otherwise to carry out its obligations hereunder or thereunder. The execution and delivery of each of the Transaction Documents by the Company and the consummation by it of the transactions contemplated hereby or thereby have been duly authorized by all necessary action on the part of the Company and no further consent or action is required by the Company other than Required Approvals. Each of the Transaction Documents has been (or upon delivery will be) duly executed by the Company and, when delivered in accordance with the terms hereof, will constitute the valid and binding obligation of the Company enforceable against the Company in accordance with its terms, subject to applicable bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and similar laws affecting creditors’ rights and remedies generally and general principles of equity. Neither the Company nor any Subsidiary is in violation of any of the provisions of its respective certificate or articles of incorporation, bylaws or other organizational or charter documents except where such violation could not, individually or in the aggregate, constitute a Material Adverse Effect.

(d) No Conflicts. The execution, delivery and performance of the Transaction Documents by the Company and the consummation by the Company of the transactions contemplated thereby do not and will not: (i) conflict with or violate any provision of the Company’s or any Subsidiary’s certificate or articles of incorporation, bylaws or other organizational or charter documents, or (ii) subject to obtaining the Required Approvals, conflict with, or constitute a default (or an event that with notice or lapse of time or both would become a default) under, or give to others any rights of termination, amendment, acceleration or cancellation (with or without notice, lapse of time or both) of, any agreement, credit facility, debt or other instrument (evidencing a Company or Subsidiary debt or otherwise) or other understanding to which the Company or any Subsidiary is a party or by which any property or asset of the Company or any Subsidiary is bound or affected, or (iii) result in a violation of any law, rule, regulation, order, judgment, injunction, decree or other restriction of any court or governmental authority to which the Company or a Subsidiary is subject (including federal and state securities laws and regulations), or by which any property or asset of the Company or a Subsidiary is bound or affected; except in the case of each of clauses (ii) and (iii), such as could not, individually or in the aggregate, have or result in a Material Adverse Effect.

(e) Filings, Consents and Approvals. Neither the Company nor any Subsidiary is required to obtain any consent, waiver, authorization or order of, give any notice to, or make any filing or registration with, any court or other federal, state, local or other governmental authority or other Person in connection with the execution, delivery and performance by the Company of the Transaction Documents, other than (i) the filing with the Commission of the Registration Statement and the consent of the Commission to the effectiveness thereof, (ii) the notice and/or application(s) to each applicable Trading Market for the issuance of the Conversion Warrants and the listing of the Conversion Shares for trading thereon in the time and manner required thereby and any required approvals of such Trading Market thereof, (iii) the filing of Form D with the Commission and applicable Blue Sky filings and (iv) the filings required pursuant to Section 4.4 hereunder (collectively, the “Required Approvals”).

(f) Issuance of the Notes and Shares. The Notes are duly authorized and, when issued in accordance with the applicable Transaction Documents, will be duly and validly issued. The Shares and Conversion Warrants are duly authorized and, when issued and paid for in accordance with the applicable Transaction Documents, will be duly and validly issued, fully paid and non-assessable, free and clear of all Liens. Any Conversion Shares, when issued and paid for in accordance with the respective warrant certificate or Notes, will be duly authorized and validly issued, fully paid and nonassessable, free and clear of all Liens. The Company has reserved from its duly authorized capital stock a number of shares of Common Stock for issuance of the Conversion Shares at least equal to the Required Minimum on the date hereof. The Company has not, and to the knowledge of the Company, no Affiliate of the Company has sold, offered for sale or solicited offers to buy or otherwise negotiated in respect of any security (as defined in Section 2 of the Securities Act) that would be integrated with the offer or sale of the Notes and Shares in a manner that would require the registration under the Securities Act of the sale of the Notes or the Shares to the Purchasers, or that would be integrated with the offer or sale of the Notes and the Shares for purposes of the rules and regulations of any Trading Market.

(g) Capitalization. The number of shares and type of all authorized, issued and outstanding capital stock of the Company as of March 8, 2007, and all shares of Common Stock reserved for issuance under the Company’s various option and incentive plans as of March 8, 2007, is set forth on Schedule 3.1(g) of the Disclosure Schedules attached hereto. No Person has any right of first refusal, preemptive right, right of participation, or any similar right to participate in the transactions contemplated by the Transaction Documents. Except as contemplated hereby and as set forth on Schedule 3.1(g), there are no outstanding options, warrants, script rights to subscribe to, calls or commitments of any character whatsoever relating to, or securities, rights or obligations convertible into or exchangeable for, or giving any Person any right to subscribe for or acquire, any shares of Common Stock, or contracts, commitments, understandings or arrangements by which the Company or any Subsidiary is or may become bound to issue additional shares of Common Stock, or securities or rights convertible or exchangeable into shares of Common Stock. The issuance and sale of the Notes, the Shares and Conversion Shares will not obligate the Company to issue shares of Common Stock or other securities to any Person (other than the Purchasers) and will not result in a right of any holder of Company securities to adjust the exercise, conversion, exchange or reset price under such securities. Except as set forth on Schedule 3.1(g), all of the outstanding shares of capital stock of the Company are validly issued, fully paid and nonassessable, have been issued in compliance with all federal and state securities laws, and none of such outstanding shares was issued in violation of any preemptive rights or similar rights to subscribe for or purchase securities; provided that this sentence shall be limited to the Company’s knowledge with respect to any shares of the Company’s capital stock issued prior to May 4, 2005. No further approval or authorization of any stockholder, the Board of Directors of the Company or others is required for the issuance and sale of the Notes or Shares. Except as disclosed in the SEC Reports, there are no stockholders agreements, voting agreements or other similar agreements with respect to the Company’s capital stock to which the Company is a party or, to the knowledge of the Company, between or among any of the Company’s stockholders. Except as set forth on Schedule 3.1(g) and as contemplated by the Transaction Documents, the Company has not granted any registration or similar rights with respect to any security of the Company requiring the Company to register such securities of the Company.

(h) SEC Reports; Financial Statements. Except as otherwise disclosed in the SEC Reports, the Company has filed all reports required to be filed by it under the Exchange Act, including pursuant to Section 13(a) or 15(d) thereof, preceding the date hereof (or such shorter period as the Company was required by law to file such material) (the foregoing materials being collectively referred to herein as the “SEC Reports”) on a timely basis or has received a valid extension of such time of filing and has filed any such SEC Reports prior to the expiration of any such extension. All SEC Reports filed within the 10 days preceding the date hereof have been made available to the Purchasers. The SEC Reports filed since May 4, 2005 complied in all material respects with the requirements of the Securities Act and the Exchange Act and the rules and regulations of the Commission promulgated thereunder, and none of the SEC Reports filed since May 4, 2005, when filed, contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading. The financial statements of the Company included in the SEC Reports comply in all material respects with applicable accounting requirements and the rules and regulations of the Commission with respect thereto as in effect at the time of filing. Such financial statements have been prepared in accordance with generally accepted accounting principles applied on a consistent basis during the periods involved (“GAAP”), except as may be otherwise specified in such financial statements or the notes thereto, and fairly present in all material respects the financial position of the Company and its consolidated subsidiaries as of and for the dates thereof and the results of operations and cash flows for the periods then ended, subject, in the case of unaudited statements, to normal year-end audit adjustments.

(i) Material Changes. Since the date of the latest audited financial statements included within the SEC Reports, except as disclosed in the SEC Reports: (i) there has been no event, occurrence or development that has had or that could result in a Material Adverse Effect, (ii) the Company has not incurred any liabilities (contingent or otherwise) other than (A) trade payables and accrued expenses incurred in the ordinary course of business consistent with past practice and (B) liabilities not required to be reflected in the Company’s financial statements pursuant to GAAP or required to be disclosed in filings made with the Commission, (iii) the Company has not altered its method of accounting or the identity of its auditors, (iv) the Company has not declared or made any dividend or distribution of cash or other property to its stockholders or purchased, redeemed or made any agreements to purchase or redeem any shares of its capital stock, and (v) the Company has not issued any equity securities to any officer, director or Affiliate, except pursuant to existing Company stock option or similar plans.

(j) Litigation. There is no action, suit, inquiry, notice of violation, proceeding or investigation pending or, to the knowledge of the Company, threatened against or affecting the Company, any Subsidiary or any of their respective properties before or by any court, arbitrator, governmental or administrative agency or regulatory authority (federal, state, county, local or foreign) (collectively, an “Action”) which: (i) except as disclosed in the SEC Reports, adversely affects or challenges the legality, validity or enforceability of any of the Transaction Documents, the Notes or the Shares or (ii) could, if there were an unfavorable decision, individually or in the aggregate, have or reasonably be expected to result in a Material Adverse Effect. Neither the Company nor any Subsidiary, nor, to the knowledge of the Company, any director or officer thereof, is or has been the subject of any Action involving a claim of violation of or liability under federal or state securities laws or a claim of breach of fiduciary duty. Except for the request for confidential treatment of information submitted to the Commission on November 9, 2006, the Company does not have pending before the Commission any request for confidential treatment of information. There has not been, and to the knowledge of the Company, there is not pending or contemplated, any investigation by the Commission involving the Company or any current or former director or officer of the Company. The Commission has not issued any stop order or other order suspending the effectiveness of any registration statement filed by the Company or any Subsidiary under the Exchange Act or the Securities Act.

(k) Compliance. Neither the Company nor any Subsidiary: (i) is in default under or in violation of (and no event has occurred that has not been waived that, with notice or lapse of time or both, would result in a default by the Company or any Subsidiary under), nor has the Company or any Subsidiary received notice of a claim that it is in default under or that it is in violation of, any indenture, loan or credit agreement or any other agreement or instrument to which it is a party or by which it or any of its properties is bound (whether or not such default or violation has been waived), (ii) is in violation of any order of any court, arbitrator or governmental body, or (iii) is or has been in violation of any statute, rule or regulation of any governmental authority, except in each case as could not, individually or in the aggregate, have or result in a Material Adverse Effect.

(l) Labor Relations. No material labor dispute exists or, to the knowledge of the Company, is imminent with respect to any of the employees of the Company.

(m) Regulatory Permits. Except as otherwise described in the SEC Reports, the Company and the Subsidiaries possess all certificates, authorizations and permits issued by the appropriate federal, state, local or foreign regulatory authorities necessary to conduct their respective businesses, except where the failure to possess such permits could not, individually or in the aggregate, have or reasonably be expected to result in a Material Adverse Effect (“Material Permits”), and neither the Company nor any Subsidiary has received any notice of proceedings relating to the revocation or modification of any Material Permit.

(n) Title to Assets. The Company and the Subsidiaries have good and marketable title in fee simple to all real property owned by them that is material to the business of the Company and the Subsidiaries and good and marketable title in all personal property owned by them that is material to the business of the Company and the Subsidiaries, in each case free and clear of all Liens, except for Liens as do not materially affect the value of such property and do not materially interfere with the use made and proposed to be made of such property by the Company and the Subsidiaries. Any real property and facilities held under lease by the Company and the Subsidiaries are held under valid, subsisting and enforceable leases of which the Company and the Subsidiaries are in compliance.

(o) Patents and Trademarks. The Company and the Subsidiaries have, or have rights to use, all patents, patent applications, trademarks, trademark applications, service marks, trade names, copyrights, licenses and other similar rights necessary or material for use in connection with their respective businesses as described in the SEC Reports and which the failure to so have could have a Material Adverse Effect (collectively, the “Intellectual Property Rights”). Neither the Company nor any Subsidiary has received a written notice that the Intellectual Property Rights used by the Company or any Subsidiary violates or infringes upon the rights of any Person. To the knowledge of the Company, all such Intellectual Property Rights are enforceable and there is no existing infringement by another Person of any of the Intellectual Property Rights.

(p) Insurance. The Company and the Subsidiaries are insured by insurers of recognized financial responsibility against such losses and risks and in such amounts as are prudent and customary for companies similarly situated with the Company in the businesses in which the Company and the Subsidiaries are engaged. To the Company’s knowledge, such insurance contracts and policies are accurate and complete. Neither the Company nor any Subsidiary has any reason to believe it will not be able to renew its existing insurance coverage as and when such coverage expires or to obtain similar coverage from similar insurers as may be necessary to continue its business without a significant increase in cost.

(q) Transactions With Affiliates and Employees. Except as required to be set forth in the SEC Reports, none of the officers or directors of the Company and, to the knowledge of the Company, none of the employees of the Company is presently a party to any transaction with the Company or any Subsidiary (other than for services as employees, officers and directors), including any contract, agreement or other arrangement providing for the furnishing of services to or by, providing for rental of real or personal property to or from, or otherwise requiring payments to or from any officer, director or such employee or, to the knowledge of the Company, any entity in which any officer, director, or any such employee has a substantial interest or is an officer, director, trustee or partner.

(r) Certain Fees. Except as set forth on Schedule 3.1(r), the Company has not engaged or retained any broker, financial advisor or consultant, finder, placement agent, investment banker, bank or other Person and has not agreed to pay any commissions or other fees to any of the same with respect to the transactions contemplated by this Agreement.

(s) Private Placement. Assuming the accuracy of the representations and warranties of the Purchasers set forth in Sections 3.2(b)-(f), the offer, issuance and sale of the Notes, the Shares, the Conversion Warrants and the Conversion Shares to the Purchasers as contemplated hereby are exempt from the registration requirements of the Securities Act and do not contravene the rules and regulations of the Trading Market.

(t) Listing and Maintenance Requirements. The Company’s Common Stock is registered pursuant to Section 12(g) of the Exchange Act, and the Company has taken no action designed to, or which to its knowledge is likely to have the effect of, terminating the registration of the Common Stock under the Exchange Act nor has the Company received any notification that the Commission is contemplating terminating such registration. The Company has not received notice from any Trading Market on which the Common Stock is or has been listed or quoted to the effect that the Company is not in compliance with the listing or maintenance requirements of such Trading Market. The Company is, and has no reason to believe that it will not in the foreseeable future continue to be, in compliance with all such listing and maintenance requirements.

(u) Tax Status. The Company and each of its Subsidiaries has made or filed all federal, state and foreign income and all other tax returns, reports and declarations required by any jurisdiction to which it is subject (unless and only to the extent that the Company and each of its Subsidiaries has set aside on its books provisions reasonably adequate for the payment of all unpaid and unreported taxes) and has paid all taxes and other governmental assessments and charges that are material in amount, shown or determined to be due on such returns, reports and declarations, except those being contested in good faith and has set aside on its books provisions reasonably adequate for the payment of all taxes for periods subsequent to the periods to which such returns, reports or declarations apply. There are no unpaid taxes in any material amount claimed to be due by the taxing authority of any jurisdiction, and the officers of the Company know of no basis for any such claim. The Company has not executed a waiver with respect to the statute of limitations relating to the assessment or collection of any foreign, federal, statue or local tax. None of the Company’s tax returns is presently being audited by any taxing authority.

(v) No General Solicitation or Advertising in Regard to this Transaction. Neither the Company nor, to the knowledge of the Company, any of its directors or officers (i) has conducted or will conduct any general solicitation (as that term is used in Rule 502(c) of Regulation D) or general advertising with respect to the sale and issuance of the Notes or the Shares, or (ii) made any offers or sales of any security or solicited any offers to buy any security under any circumstances that would require registration of the Notes, the Shares, the Conversion Shares or the Conversion Warrants under the Securities Act or made any “directed selling efforts” as defined in Rule 902 of Regulation S.

(w) Foreign Corrupt Practices. Neither the Company, nor to the knowledge of the Company, any agent or other person acting on behalf of the Company, has (i) directly or indirectly, used any corrupt funds for unlawful contributions, gifts, entertainment or other unlawful expenses related to foreign or domestic political activity, (ii) made any unlawful payment to foreign or domestic government officials or employees or to any foreign or domestic political parties or campaigns from corporate funds, (iii) failed to disclose fully any contribution made by the Company (or made by any person acting on its behalf of which the Company is aware) which is in violation of law, or (iv) violated in any material respect any provision of the Foreign Corrupt Practices Act of 1977, as amended.

(x) Sarbanes-Oxley. The Company is in material compliance with all provisions of the Sarbanes-Oxley Act of 2002 which are applicable to it as of each Closing Date, and the rules and regulations promulgated thereunder.

(y) Investment Company. The Company is not, and is not an Affiliate of, and immediately after receipt of payment for the Notes and the Shares, will not be or be an Affiliate of an “investment company” within the meaning of the Investment Company Act of 1940, as amended.

(z) No Integrated Offering. Assuming the accuracy of the Purchasers’ representations and warranties set forth in Section 3.2, neither the Company nor any of its Affiliates, nor any Person acting on its or their behalf has, directly or indirectly, made any offers or sales of any security or solicited any offers to buy any security, under circumstances that would cause this offering of the Securities to be integrated with prior offerings by the Company for purposes of the Securities Act or any applicable shareholder approval provisions, including, without limitation, under the rules and regulations of any exchange or automated quotation system on which any of the securities of the Company are listed or designated.

3.2 Representations and Warranties of the Purchasers. Each Purchaser hereby, for itself and for no other Purchaser, represents and warrants to the Company as follows:

(a) Organization; Authority. If the Purchaser is not an individual, such Purchaser is an entity duly organized, validly existing and in good standing under the laws of the jurisdiction of its organization with the requisite corporate or partnership power and authority to enter into and to consummate the transactions contemplated by the Transaction Documents and otherwise to carry out its obligations thereunder. If the Purchaser is not an individual, the loan by such Purchaser of the Loan Amount evidenced by the Notes hereunder has been duly authorized by all necessary action on the part of such Purchaser. This Agreement has been duly executed by such Purchaser if the Purchaser is not an individual, and when delivered by such Purchaser in accordance with the terms hereof, will constitute the valid and legally binding obligation of such Purchaser, enforceable against it in accordance with its terms except (i) as limited by applicable bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting enforcement of creditors’ rights generally and (ii) as limited by laws relating to the availability of specific performance, injunctive relief or other equitable remedies.

(b) Investment Intent. Such Purchaser is acquiring the Securities as principal for its own account and not with a view to or for distributing or reselling such Securities or any part thereof, without prejudice, however, to such Purchaser’s right, subject to the provisions of this Agreement, at all times to sell or otherwise dispose of all or any part of such Securities pursuant to an effective registration statement under the Securities Act or under an exemption from such registration and in compliance with applicable federal and state securities laws. Nothing contained herein shall be deemed a representation or warranty by such Purchaser to hold Securities for any period of time or limit such Purchaser’s right to sell the Securities pursuant to the Registration Statement or otherwise in compliance with applicable federal and state securities laws. Such Purchaser is acquiring the Securities hereunder in the ordinary course of its business. Such Purchaser does not have any agreement or understanding, directly or indirectly, with any Person to distribute any of the Securities.

(c) Purchaser Status. At the time such Purchaser was offered the Securities, it was, and at the date hereof it is, and currently anticipates that on each date on which it exercises any Conversion Warrants it will be, an “accredited investor” as defined in Rule 501(a) under the Securities Act. If the Purchaser is not an individual, such Purchaser has not been formed solely for the purpose of acquiring the Securities. Such Purchaser is not a registered broker-dealer under Section 15 of the Exchange Act. Each Purchaser has delivered to the Company a complete and accurate Purchaser Questionnaire, the form of which is attached hereto as Exhibit B.

(d) Experience of such Purchaser. Such Purchaser, either alone or together with its representatives, has such knowledge, sophistication and experience in business and financial matters so as to be capable of evaluating the merits and risks of the prospective investment in the Securities, and has so evaluated the merits and risks of such investment. Such Purchaser is able to bear the economic risk of an investment in the Securities and, at the present time, is able to afford a complete loss of such investment.

(e) General Solicitation. Such Purchaser is not purchasing the Securities as a result of any advertisement, article, notice or other communication regarding the Securities published in any newspaper, magazine or similar media or broadcast over television or radio or presented at any seminar or any other general solicitation or general advertisement.

(f) SEC Reports. Such Purchaser has carefully read and reviewed the Company’s SEC Reports and has had the opportunity to ask questions of Company representatives regarding the contents of such SEC Reports. Each Purchaser has relied on the SEC Reports in conjunction with its investment decision-making process.

(g) Additional Disclosure. Such Purchaser has read and reviewed the Executive Summary attached hereto as Exhibit C. Each Purchaser has had the opportunity to ask questions of Company representatives regarding the contents of such materials.

(h) Certain Fees. Such Purchaser has not engaged or retained any broker, financial advisor or consultant, finder, placement agent, investment banker, bank or other Person and has not agreed to pay any commissions or other fees to any of the same with respect to the transactions contemplated by this Agreement.

(i) Tax Advice. The Purchaser has relied on its own analysis and the advice of its tax or legal advisors. The Purchaser acknowledges that neither the Company nor the Company Counsel has provided nor intends to provide any advice regarding the tax consequences of the execution and delivery of the Transaction Documents.

ARTICLE IV

OTHER AGREEMENTS OF THE PARTIES

4.1 Registration Rights. Upon conversion of the Notes in accordance with the terms thereof, the Purchasers and the Company shall execute the Registration Rights Agreement.

4.2 Transfer Restrictions.

(a) The Securities may only be disposed of in compliance with state and federal securities laws. In connection with any transfer of Securities other than pursuant to an effective registration statement or Rule 144, to the Company or in a non-sale transaction to an Affiliate of a Purchaser, the Company may require the transferor thereof to provide to the Company an opinion of counsel selected by the transferor and reasonably acceptable to the Company, the form and substance of which opinion shall be reasonably satisfactory to the Company, to the effect that such transfer does not require registration of such transferred Securities under the Securities Act.

(b) Each Purchaser, severally and not jointly with the other Purchasers, agrees to the imprinting, so long as is required by this Section 4.2(b), of the following legend on any certificate evidencing Securities:

THESE SECURITIES HAVE NOT BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION OR THE SECURITIES COMMISSION OF ANY STATE IN RELIANCE UPON AN EXEMPTION FROM REGISTRATION UNDER THE SECURITIES ACT OF 1933, AS AMENDED (THE “SECURITIES ACT”), AND, ACCORDINGLY, MAY NOT BE OFFERED OR SOLD EXCEPT PURSUANT TO AN EFFECTIVE REGISTRATION STATEMENT UNDER THE SECURITIES ACT OR PURSUANT TO AN AVAILABLE EXEMPTION FROM, OR IN A TRANSACTION NOT SUBJECT TO, THE REGISTRATION REQUIREMENTS OF THE SECURITIES ACT AND IN ACCORDANCE WITH APPLICABLE STATE SECURITIES LAWS AS EVIDENCED BY A LEGAL OPINION OF COUNSEL TO THE TRANSFEROR REASONABLY ACCEPTABLE TO THE COMPANY TO SUCH EFFECT, THE SUBSTANCE OF WHICH SHALL BE REASONABLY ACCEPTABLE TO THE

COMPANY. THESE SECURITIES MAY BE PLEDGED IN CONNECTION WITH A BONA FIDE MARGIN ACCOUNT OR OTHER LOAN SECURED BY SUCH SECURITIES.

The Company acknowledges and agrees that a Purchaser may from time to time pledge pursuant to a bona fide margin agreement or grant a security interest in some or all of the Securities to a financial institution that is an “accredited investor” as defined in Rule 501(a) under the Securities Act and, if required under the terms of such arrangement, such Purchaser may transfer pledged or secured Securities to the pledgees or secured parties. Such pledge or transfer would not be subject to approval of the Company and no legal opinion of legal counsel of the pledgee, secured party or pledgor shall be required in connection therewith. Further, no notice shall be required of such pledge. At the appropriate Purchaser’s expense, the Company will execute and deliver such reasonable documentation as a pledgee or secured party of Securities may reasonably request in connection with a pledge or transfer of the Securities, including the preparation and filing of any required prospectus supplement under Rule 424(b)(3) of the Securities Act or other applicable provision of the Securities Act to appropriately amend the list of Selling Stockholders thereunder.

(c) The Company agrees that following such time as such legend is no longer required, it will, no later than ten Trading Days following the delivery by a Purchaser to the Company or the Company’s transfer agent of a certificate representing the Shares or the Conversion Shares, as applicable, issued with a restrictive legend (such third Trading Day, the “Legend Removal Date”), together with all necessary documentation relating to the legend removal request, deliver or cause to be delivered to such Purchaser a certificate representing such shares that is free from all restrictive and other legends. The Company may not make any notation on its records or give instructions to any transfer agent of the Company that enlarge the restrictions on transfer set forth in this Section.

4.3 Exercise Procedures. The form of Notice of Exercise included in the Conversion Warrants set forth the totality of the procedures required of the Purchasers in order to exercise the Conversion Warrants. No additional legal opinion or other information or instructions shall be required of the Purchasers to exercise their Conversion Warrants. The Company shall honor exercises of the Conversion Warrants and shall deliver Conversion Shares in accordance with the terms, conditions and time periods set forth in the Transaction Documents.

4.4 Conversion Procedures. The terms of the Notes set forth the totality of the procedures required of the Purchasers in order to convert the Notes. No additional legal opinion or other information or instructions shall be required of the Purchasers to convert their Notes. The Company shall honor conversions of the Notes and shall deliver Conversion Shares in accordance with the terms, conditions and time periods set forth in the Transaction Documents.

4.5 Additional Debt. The Company shall not incur any additional indebtedness after the date of this Agreement without first obtaining the prior written consent of the Purchasers holding, together, a majority of the Shares and Conversion Shares on an as-converted basis (assuming for such purpose the exercise or conversion of all outstanding Notes and underlying Conversion Warrants and Conversion Shares into shares of Common Stock).

4.6 Securities Laws Disclosure; Publicity. The Company shall issue a press release or file a Current Report on Form 8-K disclosing all material terms of the transactions contemplated hereby. Notwithstanding the foregoing, other than in any registration statement filed pursuant to the Registration Rights Agreement, the filings related thereto and as the Company determines is required in order to comply with any applicable law, the Company shall not publicly disclose the name of any Purchaser, or include the name of any Purchaser in any filing with the Commission or any regulatory agency or Trading Market, without the prior written consent of such Purchaser, except to the extent such disclosure is required by law or Trading Market regulations, in which case the Company shall provide each Purchaser with prior notice of such disclosure.

4.7 Use of Proceeds. The Company shall use the net proceeds from the issuance of the Notes hereunder as set forth in Exhibit D.

4.8 Confidentiality. Each Purchaser agrees that he, she or it will keep confidential and will not disclose, divulge or use for any purpose other than to monitor his, her or its investment in the Company any confidential, proprietary or secret information which such Purchaser may obtain from the Company pursuant to financial statements, reports and other materials submitted by the Company to such Purchaser pursuant to this Agreement or otherwise (but not including the SEC Reports) (“Confidential Information”), unless such Confidential Information is known, or until such Confidential Information becomes known, to the public (other than as a result of a breach of this Section 4.8 by such Purchaser); provided, however, that a Purchaser may disclose Confidential Information (i) to his, her or its attorneys, accountants, consultants, and other professionals to the extent necessary to obtain their services in connection with monitoring his, her or its investment in the Company, or (ii) as may otherwise be required by law, provided that the Purchaser takes reasonable steps to minimize the extent of any such required disclosure.

4.9 Furnishing of Information. As long as any Purchaser owns Securities, the Company covenants to timely file (or obtain extensions in respect thereof and file within the applicable grace period) all reports required to be filed by the Company after the date hereof pursuant to the Exchange Act.

ARTICLE V

MISCELLANEOUS

5.1 Fees and Expenses. The parties shall be responsible for their own legal and other expenses, if any, in connection with this transaction.

5.2 Entire Agreement. The Transaction Documents, together with the exhibits and schedules thereto, contain the entire understanding of the parties with respect to the subject matter hereof and supersede all prior agreements and understandings, oral or written, with respect to such matters, which the parties acknowledge have been merged into such documents, exhibits and schedules.

5.3 Notices. Any and all notices or other communications or deliveries required or permitted to be provided hereunder shall be in writing and shall be deemed given and effective on the earliest of (a) the date of transmission, if such notice or communication is delivered via facsimile or electronic mail at the facsimile number or the electronic mail address specified on the signature page attached hereto prior to 5:30 p.m. Eastern time on a Trading Day and, with respect to a notice delivered via facsimile, an electronic confirmation of delivery is received by the sender, (b) the next Trading Day after the date of transmission, if such notice or communication is delivered via facsimile or electronic mail at the facsimile number or electronic mail address specified in this Section on a day that is not a Trading Day or later than 5:30 p.m. Eastern time on any Trading Day, (c) the next Trading Day following the date of mailing, if sent by U.S. nationally recognized overnight courier service, or (d) upon actual receipt by the party to whom such notice is required to be given. The addresses for such notices and communications are those set forth on the signature pages hereof, or such other address as may be designated in writing hereafter, in the same manner, by such Person.

5.4 Amendments; Waivers. No provision of this Agreement may be waived or amended except in a written instrument signed by the Company and the Purchasers holding, together, a majority of the Shares and Conversion Shares on an as-converted basis (assuming for such purpose the exercise or conversion of all outstanding Notes and underlying Conversion Warrants and Conversion Shares into shares of Common Stock). No waiver of any default with respect to any provision, condition or requirement of this Agreement shall be deemed to be a continuing waiver in the future or a waiver of any subsequent default or a waiver of any other provision, condition or requirement hereof, nor shall any delay or omission of either party to exercise any right hereunder in any manner impair the exercise of any such right.

5.5 Construction. The headings herein are for convenience only, do not constitute a part of this Agreement and shall not be deemed to limit or affect any of the provisions hereof. The language used in this Agreement will be deemed to be the language chosen by the parties to express their mutual intent, and no rules of strict construction will be applied against any party.

5.6 Successors and Assigns. This Agreement shall be binding upon and inure to the benefit of the parties and their successors and permitted assigns. The Company may not assign this Agreement or any rights or obligations hereunder without the prior written consent of the Purchasers. Any Purchaser may assign its rights under this Agreement and the Registration Rights Agreement to any Person to whom such Purchaser assigns or transfers any Securities as long as such Purchaser provides prompt notice to the Company.

5.7 No Third-Party Beneficiaries. This Agreement is intended for the benefit of the parties hereto and their respective successors and permitted assigns and is not for the benefit of, nor may any provision hereof be enforced by, any other Person.

5.8 Governing Law; Venue; Waiver of Jury Trial. All questions concerning the construction, validity, enforcement and interpretation of the Transaction Documents shall be governed by and construed and enforced in accordance with the internal laws of the State of Virginia, without regard to the principles of conflicts of law thereof. Each party agrees that all legal proceedings concerning the interpretations, enforcement and defense of the transactions contemplated by this Agreement and any other Transaction Documents (whether brought against a party hereto or its respective affiliates, directors, officers, shareholders, employees or agents) shall be commenced exclusively in the state and federal courts sitting in the City of Roanoke. Each party hereby irrevocably submits to the exclusive jurisdiction of the state and federal courts sitting in the City of Roanoke, County of Roanoke, for the adjudication of any dispute hereunder or in connection herewith or with any transaction contemplated hereby or discussed herein (including with respect to the enforcement of any of the Transaction Documents), and hereby irrevocably waives, and agrees not to assert in any suit, action or proceeding, any claim that it is not personally subject to the jurisdiction of any such court, that such suit, action or proceeding is improper or inconvenient venue for such proceeding. Each party hereby irrevocably waives personal service of process and consents to process being served in any such suit, action or proceeding by mailing a copy thereof via registered or certified mail or overnight delivery (with evidence of delivery) to such party at the address in effect for notices to it under this Agreement and agrees that such service shall constitute good and sufficient service of process and notice thereof. Nothing contained herein shall be deemed to limit in any way any right to serve process in any manner permitted by law. The parties hereby waive all rights to a trial by jury. If either party shall commence an action or proceeding to enforce any provisions of the Transaction Documents, then the prevailing party in such action or proceeding shall be reimbursed by the other party for its attorneys’ fees and other costs and expenses incurred with the investigation, preparation and prosecution of such action or proceeding.

5.9 Survival. The representations and warranties contained herein shall survive for a period of two years following the Closing.

5.10 Execution. This Agreement may be executed in two or more counterparts, all of which when taken together shall be considered one and the same agreement and shall become effective when counterparts have been signed by each party and delivered to the other party, it being understood that both parties need not sign the same counterpart. In the event that any signature is delivered by facsimile transmission, such signature shall create a valid and binding obligation of the party executing (or on whose behalf such signature is executed) such document with the same force and effect as if such facsimile signature page were an original thereof.

5.11 Severability. If any provision of this Agreement is held to be invalid or unenforceable in any respect, the validity and enforceability of the remaining terms and provisions of this Agreement shall not in any way be affected or impaired thereby and the parties will attempt to agree upon a valid and enforceable provision that is a reasonable substitute therefore, and upon so agreeing, shall incorporate such substitute provision in this Agreement.

5.12 Replacement of Securities. If any certificate or instrument evidencing any Securities is mutilated, lost, stolen or destroyed, the Company shall issue or cause to be issued in exchange and substitution for and upon cancellation thereof, or in lieu of and substitution therefor, a new certificate or instrument, but only upon receipt of evidence reasonably satisfactory to the Company of such loss, theft or destruction and customary and reasonable indemnity, if requested.

5.13 Independent Nature of Purchasers’ Obligations and Rights. The obligations of each Purchaser under any Transaction Document are several and not joint with the obligations of any other Purchaser, and no Purchaser shall be responsible in any way for the performance of the obligations of any other Purchaser under any Transaction Document. Nothing contained herein or in any Transaction Document, and no action taken by any Purchaser pursuant thereto, shall be deemed to constitute the Purchasers as a partnership, an association, a joint venture or any other kind of entity, or create a presumption that the Purchasers are in any way acting in concert or as a group with respect to such obligations or the transactions contemplated by the Transaction Documents. Each Purchaser shall be entitled to independently protect and enforce its rights, including without limitation, the rights arising out of this Agreement or out of the other Transaction Documents, and it shall not be necessary for any other Purchaser to be joined as an additional party in any proceeding for such purpose. Each Purchaser has been represented by its own separate legal counsel in their review and negotiation of the Transaction Documents. The Company has elected to provide all Purchasers with the same terms and Transaction Documents for the convenience of the Company and not because it was required or requested to do so by the Purchasers.

(Signature Pages Follow)

IN WITNESS WHEREOF, the parties hereto have caused this Note and Restricted Stock Purchase Agreement to be duly executed by their respective authorized signatories as of the date first indicated above.

CATCHER HOLDINGS, INC.	Address for Notice:

By:	44804 Riverside Parkway
Name:	Leesburg, VA 20176
Title:	Phone: (925) 949-8309
Fax: (925) 887-6747
e-mail: dmccarthy@catcherinc.com

With a copy to (which shall not constitute notice):

Jeremy D. Glaser, Esq.

Morrison & Foerster, LLP

12531 High Bluff Drive

Suite 100

San Diego, CA 92130

Phone: (858) 720-5103

Fax: (858) 523-2822

e-mail: jglaser@mofo.com

[PURCHASER SIGNATURE PAGES TO NOTE AND RESTRICTED STOCK PURCHASE AGREEMENT]

IN WITNESS WHEREOF, the undersigned have caused this Note and Restricted Stock Purchase Agreement to be duly executed by their respective authorized signatories as of the date first indicated above.

Name of Investing Entity or

Individual:

Signature of Authorized Signatory of Investing Entity:

Name of Authorized Signatory if not an Individual:

Title of Authorized Signatory if not an Individual

Email Address of Authorized Entity or Individual:

Address for Notice of Investing Entity or Individual:

Address for Delivery of Securities for Investing Entity or Individual (if not same as above):

Loan Amount:

Shares:

Warrant to Purchase Common Stock:

EIN or SSN Number: [PROVIDE THIS UNDER SEPARATE COVER]

[SIGNATURE PAGES CONTINUE]

EXHIBIT A

FORM OF SECURED CONVERTIBLE PROMISSORY NOTE

EXHIBIT B

PURCHASER QUESTIONNAIRE

The Purchaser represents and warrants that he, she or it comes within one category marked below, and that for any category marked, he, she or it has truthfully set forth, where applicable, the factual basis or reason the Purchaser comes within that category. ALL INFORMATION IN RESPONSE TO THIS SECTION WILL BE KEPT STRICTLY CONFIDENTIAL. The undersigned agrees to furnish any additional information which the Company deems necessary in order to verify the answers set forth below.

Category A	The undersigned is an individual (not a partnership, corporation, etc.) whose individual net worth, or joint net worth with his or her spouse, presently exceeds $1,000,000.

Explanation: In calculating net worth you may include equity in personal property and real estate, including your principal residence, cash, short-term investments, stock and securities. Equity in personal property and real estate should be based on the fair market value of such property less debt secured by such property.

Category B	The undersigned is an individual (not a partnership, corporation, etc.) who had an income in excess of $200,000 in each of the two most recent years, or joint income with his or her spouse in excess of $300,000 in each of those years (in each case including foreign income, tax exempt income and full amount of capital gains and losses but excluding any income of other family members and any unrealized capital appreciation) and has a reasonable expectation of reaching the same income level in the current year.

Category C	The undersigned is a director or executive officer of the Company which is issuing and selling the Securities.

Category D	The undersigned is a bank; a savings and loan association; insurance registered investment company; registered business development company; led small business investment company (“SBIC”); or employee benefit plan the meaning of Title 1 of ERISA and (a) the investment decision is made by a plan fiduciary which is either a bank, savings and loan association, insurance company or registered investment advisor, or (b) the plan has total assets in excess of $5,000,000 or (c) is a self directed plan with investment decisions to be made solely by persons that are accredited investors, describe (entity)

Category E	The undersigned is a private business development company as defined in section 202(a)(22) of the Investment Advisors Act of 1940. (describe entity)

Category F	The undersigned is either a corporation, partnership, Massachusetts business trust, or non-profit organization within the meaning of Section 501(c)(3) of the Internal Revenue Code, in each case not formed for the specific purpose of acquiring the Common Stock and with total assets in excess of $5,000,000. (describe entity)

Category G	The undersigned is a trust with total assets in excess of $5,000,000, not formed for the specific purpose of acquiring the Securities, where the purchase is directed by a “sophisticated investor” as defined in Regulation 506(b)(2)(ii) under the Act.

Category H	The undersigned is an entity (other than a trust) in which all of the equity owners are “accredited investors” within one or more of the above categories. If relying upon this Category alone, each equity owner must complete a separate copy of this Agreement. (describe entity)

Category I	The undersigned is not within any of the categories above and is therefore not an accredited investor.

The undersigned agrees that the undersigned will notify the Company at any time on or prior to the Closing in the event that the representations and warranties in this Agreement shall cease to be true, accurate and complete.

SUITABILITY (please answer each question)

(a)	For an individual Purchaser, please describe your current employment, including the company by which you are employed and its principal business:

(b)	For an individual Purchaser, please describe any college or graduate degrees held by you:

(c)	For all Purchasers, please list types of prior investments:

(d)	For all Purchasers, please state whether you have participated in other private placements before:

YES                                         NO

(e)	If your answer to question (d) above was “YES”, please indicate frequency of such prior participation in private placements of:

	Public other Companies	Private Companies	Public or Private VoIP or Communications Companies
Frequently
Occasionally
Never

(f)	For individual Purchasers, do you expect your current level of income to significantly decrease in the foreseeable future:

YES                                         NO

(g)	For trust, corporate, partnership and other institutional Purchasers, do you expect your total assets to significantly decrease in the foreseeable future:

YES                                         NO

(h)	For all Purchasers, do you have any other investments or contingent liabilities which you reasonably anticipate could cause you to need sudden cash requirements in excess of cash readily available to you:

YES                                         NO

(i)	For all Purchasers, are you familiar with the risk aspects and the non-liquidity of investments such as the securities for which you seek to subscribe?

YES                                         NO

(j)	For all Purchasers, do you understand that there is no guarantee of financial return on this investment and that you run the risk of losing your entire investment?

YES                                         NO

MANNER IN WHICH TITLE IS TO BE HELD, (circle one)

(a)	Individual Ownership
(b)	Community Property
(c)	Joint Tenant with Right of Survivorship (both parties must sign)
(d)	Partnership*
(e)	Tenants in Common
(f)	Company*
(g)	Trust* (h) Other*

*	If Securities are being subscribed for by an entity, the attached Certificate of Signatory must also be completed.

NASD AFFILIATION.

Are you affiliated or associated with an NASD member firm (please check one):

YES                                         NO

If Yes, please describe:

*If Purchaser is a Registered Representative with an NASD member firm, have the following acknowledgment signed by the appropriate party:

The undersigned NASD member firm acknowledges receipt of the notice required by Article 3, Sections 28(a) and (b) of the Rules of Fair Practice.

Name of NASD Member Firm

By:
Authorized Officer

Date:

The above information is true, complete and accurate in all material respects and the undersigned recognizes that the Company is relying on the truth, completeness and accuracy of such information in determining whether the offering of the Notes meets the requirements for the exemption from registration contained in Section 4(2) of the U.S. Securities Act of 1933, as amended, and/or Regulation D promulgated by the Securities and Exchange Commission, and similar exemptions under applicable state securities laws or the applicable laws of other relevant jurisdictions.

The undersigned agrees to notify the Company promptly of any material changes in the foregoing information or any event resulting in the omission of any statement required to be made herein that occurs prior to the acceptance of the subscription to which this Questionnaire relates.

Executed at                                         , on                     , 2007.

Print Name:

EXHIBIT C

EXECUTIVE SUMMARY

EXHIBIT D

USE OF PROCEEDS

Exhibit 10.36

THIS SECURED CONVERTIBLE PROMISSORY NOTE AND ANY SECURITIES INTO WHICH THIS SECURED CONVERTIBLE PROMISSORY NOTE IS CONVERTIBLE HAVE BEEN ACQUIRED FOR INVESTMENT AND HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, AS AMENDED, OR QUALIFIED UNDER ANY STATE SECURITIES LAWS. SUCH SECURITIES MAY NOT BE SOLD OR TRANSFERRED IN THE ABSENCE OF SUCH REGISTRATION OR QUALIFICATION OR AN EXEMPTION THEREFROM UNDER SAID ACT AND ANY APPLICABLE STATE SECURITIES LAWS.

THIS SECURED CONVERTIBLE PROMISSORY NOTE AND ANY SECURITIES INTO WHICH THIS SECURED CONVERTIBLE PROMISSORY NOTE IS CONVERTIBLE ARE SUBJECT TO RESTRICTIONS ON TRANSFER CONTAINED IN THAT CERTAIN NOTE AND WARRANT PURCHASE AGREEMENT, DATED [                    ], 2007, WHICH RESTRICTIONS ON TRANSFER ARE INCORPORATED HEREIN BY REFERENCE.

SECURED CONVERTIBLE PROMISSORY NOTE

$[ ]	[ ], 2007
Leesburg, Virginia

FOR VALUE RECEIVED, Catcher Holdings, Inc., a Delaware corporation (the “Company”), promises to pay to the order of [                    ], or its registered assigns (“Holder”), the principal sum of [                                        ] Dollars ($[                    ]) with interest on the outstanding principal amount at the rate of ten percent (10%) per annum. Interest will be computed on the basis of a 360 day year consisting of twelve (12) thirty (30) day months, and for any periods shorter than a full calendar month, on the basis of the actual number of days elapsed in such period. Interest on this Note will accrue from the most recent date to which interest has been paid or, if no interest has been paid, from the date of Issue. Interest shall commence with the date hereof and shall continue on the outstanding principal of this Secured Convertible Promissory Note (this “Note”) until paid or converted in accordance with the provisions hereof.

1. Definitions. For purposes of this Note, the following terms shall have the following meanings (capitalized terms used herein but not otherwise defined shall have the meanings provided therefor in the Agreement):

“Next Equity Security Conversion Price” shall mean a price per share equal to the price per share paid for the Next Equity Securities (as defined below) in the Next Equity Financing (as defined below).

“Business Day” means any day which is not a Saturday or Sunday or a legal holiday on which banks are authorized or required to be closed in Leesburg, Virginia.

“Person” shall mean an individual, a partnership, a corporation, a limited liability company, an association, a joint stock company, a trust, a joint venture, an unincorporated organization and a governmental entity or any department, agency or political subdivision thereof.

2. Note and Restricted Stock Purchase Agreement. This note (this “Note”) is issued pursuant to the terms of that certain Note and Restricted Stock Purchase Agreement (the “Agreement”) dated as of [                    ], 2007, by and among the Company and the Purchasers identified on the signature pages thereto. This Note is one of a series of notes (the “Notes”) that may be issued under the Agreement having like tenor and effect (except for variations necessary to express the principal amount of each of the Notes and the date on which each Note is issued) issued or to be issued by the Company in accordance with the terms of the Agreement. The Notes shall rank equally without preference or priority of any kind over one another.

3. Maturity. Unless sooner paid or converted in accordance with the terms hereof, the entire unpaid principal amount and all unpaid accrued interest shall become fully due and payable on the earlier of (a) the date that is ninety (90) days after the date hereof, (b) the closing of a Next Equity Financing (as defined below), or (c) the acceleration of the maturity of this Note by the Holder upon the occurrence of an Event of Default (such earlier date, the “Maturity Date”).

4. Payments.

(a) Form of Payment. All payments of interest and principal (other than payment by way of conversion) shall be in lawful money of the United States of America to Holder, at the address specified in the Agreement, or at such other address as may be specified from time to time by Holder in a written notice delivered to the Company.

(b) Interest Payments. The Company shall pay to Holder accrued and unpaid interest upon the payment of the full outstanding principal amount.

(c) Prepayment. The Company shall have the right to prepay any and all amounts owed under this Note in whole or in part at any time subject to Section 6(a) below, provided that any such prepayment must be accompanied by the accrued and unpaid interest on the principal being prepaid through the date of prepayment.

5. Conversion or Payment Upon Next Equity Financing.

Conversion into Next Equity Securities. In the event that the Company, at any time after the date of issuance of this Note and prior to the payment or conversion in full of this Note, shall issue and sell shares of its capital stock (the “Next Equity Securities”) to investors for aggregate proceeds to the Company (including cancellation of the indebtedness represented by this Note and otherwise) of not less than $5,000,000 (a “Next Equity Financing”), then the outstanding principal amount of this Note and all accrued but unpaid interest thereon shall, at the option of Holder, be convertible, at the closing and on the same terms and conditions of the Next Equity Financing, into shares of the Next Equity Securities at a conversion price equal to the Next Equity Security Conversion Price upon surrender to the Company of this Note at the principal offices of the Company at the closing of the Next Equity Financing. In connection with such conversion, Holder agrees to execute and deliver to the Company any documents reasonably requested by the Company to be executed by the investors in the Next Equity Financing, including without limitation a stock purchase agreement, thereby agreeing to be bound by all obligations and receive all rights thereunder. As soon as is reasonably practicable after a conversion has been effected, the Company shall deliver to Holder a certificate or certificates representing the number of shares of the Next Equity Securities (excluding any fractional share) issuable by reason of such conversion pursuant to this Section 5 in such name or names and such denomination or denominations as Holder has specified.

6. Conversion Upon Notice.

(a) Individual Holder Conversion.

(i) In the event that the Company elects to prepay this Note, in whole or in part, at any time prior to the closing of a Next Equity Financing, the Company shall provide Holder with notice of its intention at least five (5) Business Days prior to such prepayment. Holder shall then have the right have the right to convert all or any portion of then the outstanding principal amount of, and all accrued but unpaid interest on, this Note into Next Equity Securities at the Next Equity Security Conversion Price upon Holder’s surrender to the Company of this Note at the principal office of the Company within three (3) Business Days of such notice. In the event that only a portion of this Note is being converted, the Company shall issue a replacement Note representing the remaining Principal Amount of the Note that has not been converted

(b) Effectiveness of Conversion. Any conversion pursuant to this Section 6 shall be deemed to have been effected as of the close of business on the date on which this Note is surrendered at the principal office of the Company pursuant to Section 6(a)(i). At such time as such conversion has been effected, the rights of Holder under this Note, to the extent of the conversion, shall cease, and Holder shall thereafter be deemed to have become the holder of record of the shares of the Company’s Common Stock issuable upon such conversion.

(c) Issuance of Certificates. As soon as is reasonably practicable after a conversion has been effected, the Company shall deliver to Holder (i) a certificate or certificates representing the number of shares of Common Stock (excluding any fractional share) issuable by reason of such conversion pursuant to this Section 6 and a warrant representing the number of Series F Warrants (excluding any warrants to acquire fractional shares) issuable by reason of such conversion pursuant to this Section 6, each in such name or names and such denomination or denominations as Holder has specified.

(d) No Fractional Shares. If any fractional share of capital stock or warrant to acquire fractional shares would, except for the provisions hereof, be deliverable upon conversion of this Note, the Company, in lieu of delivering such fractional share or warrants, shall pay an amount equal to the value of such fractional share or warrants, as determined by the per share conversion price used to effect such conversion.

7. Default.

(a) Events of Default. For purposes of this Note, any of the following events which shall occur shall constitute an “Event of Default”:

(i) any indebtedness under this Note is not paid when and as the same shall become due and payable, whether at maturity, by acceleration, or otherwise, and any such amount shall remain unpaid for a period of thirty (30) days after the delivery of notice of nonpayment;

(ii) the Company shall (A) apply for or consent to the appointment of a receiver, trustee, custodian or liquidator of itself or any part of its property, (B) become subject to the appointment of a receiver, trustee, custodian or liquidator for itself or any part of its property if such appointment is not terminated or dismissed within sixty (60) days, (C) make an assignment for the benefit of creditors, (D) institute any proceedings under the United States Bankruptcy Code or any other federal or state bankruptcy, reorganization, receivership, insolvency or other similar law affecting the rights of creditors generally, or file a petition or answer seeking reorganization or an arrangement with creditors to take advantage of any insolvency law, or file an answer admitting the material allegations of a bankruptcy, reorganization or insolvency petition filed against it, (E) become subject to any involuntary proceedings under the United States Bankruptcy Code or any other federal or state bankruptcy, reorganization, receivership, insolvency or other similar law affecting the rights of creditors generally, which proceeding is not dismissed within sixty (60) days of filing, or have an order for relief entered against it in any proceeding under the United States Bankruptcy Code, or (F) fail generally or admit in writing to its inability to pay its debts as they become due;

(iii) the Company shall liquidate, wind up or dissolve; or

(iv) an event of default shall have occurred and be continuing under any other Note issued under the Agreement.

(b) Consequences of Events of Default. If any Event of Default shall occur for any reason, whether voluntary or involuntary, and be continuing, Holder may, upon notice or demand, declare the outstanding indebtedness under this Note to be due and payable, whereupon the outstanding indebtedness under this Note shall be and become immediately due and payable, and the Company shall immediately pay to Holder all such indebtedness.

8. Security. As security for the full, prompt, complete and final payment and performance when due (whether at stated maturity, by acceleration or otherwise) of the amounts due hereunder, and in order to induce Holder to make the loan to the Company, the Company hereby grants, assigns, conveys, mortgages, pledges, hypothecates and transfers to Holder a continuing security interest in all of its respective right, title and interest in and to all assets of the Company, whether now owned or hereafter acquired, together with all proceeds of the foregoing and all accessions to, substitutions and replacements therefor. At the request of Holder, the Company shall duly execute, deliver and file a form UCC-1 with the Secretary of State of the State of Delaware. In the event the Company does not close a Next Equity Financing within 60 days of the date hereof, the Company shall, upon request of the Holder, enter into a Security Agreement and other security documentation in form and substance satisfactory to the Holder.

9. Lost, Stolen, Destroyed or Mutilated Notes. In case any Note shall be mutilated, lost, stolen or destroyed, the Company shall issue a new Note of like date, tenor and denomination and deliver the same in exchange and substitution for and upon surrender and cancellation of any mutilated Note, or in lieu of any Note lost, stolen or destroyed, upon receipt of an affidavit of lost, stolen or destroyed note in a form satisfactory to the Company.

10. Governing Law. This Note is to be construed in accordance with and governed by the laws of the State of Virginia.

11. Amendment and Waiver. Any term of this Note may be amended and the observance of any term of this Note may be waived (either generally or in a particular instance and either retroactively or prospectively), only with the written consent of the Company and Purchasers holding more than 50% of the aggregate Loan Amount outstanding under all Notes.

12. Notices. Except as may be otherwise provided herein, all notices, requests, waivers and other communications made pursuant to this Note shall be made in accordance with Section 5.3 of the Agreement.

13. Severability. If one or more provisions of this Note are held to be unenforceable under applicable law, such provision shall be excluded from this Note and the balance of the Note shall be interpreted as if such provision were so excluded and shall be enforceable in accordance with its terms.

14. Note Transferable. Subject to compliance with applicable federal and state securities laws and the transfer restrictions set forth in the Agreement, under which this Note was issued, this Note and all rights hereunder may be transferred, in whole or in part, without charge to Holder (except for transfer taxes), and, thereafter, upon surrender of this Note properly endorsed and in compliance with the provisions of the Agreement; provided, however, that in the event Holder desires to sell or otherwise transfer this Note to any third party, Holder shall provide the Company with prior written notice of such sale or transfer (including the terms and conditions of such proposed sale or transfer) and the Company shall have a right of first refusal for thirty (30) days following the Company’s receipt of such notice, at the Company’s option to prepay or redeem this Note or purchase this Note on the terms set forth in such notice.

15. Payments. Whenever any payment of cash is to be made by the Company to the Holder pursuant to this Note, such payment shall be made in lawful money of the United States of America by either (a) a check drawn on the account of the Company and sent via overnight courier service to Holder at such address as previously provided to the Company in writing (which address, in the case of Holder as of the date of issuance hereof, shall initially be the address for Holder as set forth in the Agreement) or (b) via wire transfer of immediately available funds. Whenever any payment to be made shall otherwise be due on a day that is not a Business Day, such payment shall be made on the immediately succeeding Business Day.

IN WITNESS WHEREOF, the Company has caused this Note to be duly executed by its officers, thereunto duly authorized as of the date first above written.

Catcher Holdings, Inc.

By:
Name:	Denis McCarthy
Title:	Chief Financial Officer

Exhibit 10.37

NOTE AND RESTRICTED STOCK PURCHASE AGREEMENT

This Note and Restricted Stock Purchase Agreement (this “Agreement”) is dated as of June 20, 2007 among Catcher Holdings, Inc., a Delaware corporation (the “Company”), Catcher Inc., a Delaware corporation and the wholly owned subsidiary of Catcher Holdings, Inc. (“Catcher”) and the purchasers identified on the signature pages hereto (each, including its successors and assigns, a “Purchaser” and collectively the “Purchasers”).

WHEREAS, subject to the terms and conditions set forth in this Agreement, the Company desires to issue and sell to each Purchaser, and each Purchaser, severally and not jointly, desires to purchase from the Company, securities of the Company as more fully described in this Agreement.

NOW, THEREFORE, IN CONSIDERATION of the mutual covenants contained in this Agreement, and for other good and valuable consideration the receipt and adequacy of which are hereby acknowledged, the Company and each Purchaser agrees as follows:

ARTICLE I

DEFINITIONS

1.1 Definitions. In addition to the terms defined elsewhere in this Agreement, the following terms have the meanings indicated in this Section 1.1:

“Action” shall have the meaning ascribed to such term in Section 3.1(j).

“Affiliate” means any Person that, directly or indirectly through one or more intermediaries, controls or is controlled by or is under common control with a Person, as such terms are used in and construed under Rule 144 under the Securities Act.

“Closings” means the Initial Closing and each Subsequent Closing.

“Closing Date” means the date of (i) the Initial Closing; and (ii) each Subsequent Closing, respectively.

“Commission” means the Securities and Exchange Commission.

“Common Stock” means the common stock of the Company, par value $0.001 per share, and any securities into which such common stock may hereinafter be converted or exchanged pursuant to a plan of recapitalization, reorganization, merger, sale of assets or otherwise.

“Company Counsel” means Morrison & Foerster, LLP, 12531 High Bluff Drive, Suite 100, San Diego, California 92103.

“Conversion Shares” means the shares of Common Stock issuable upon conversion of the Notes pursuant to Section 6 thereof.

“Disclosure Schedules” shall have the meaning ascribed to such term in Section 3.1 hereof.

“Exchange Act” means the Securities Exchange Act of 1934, as amended.

“GAAP” shall have the meaning ascribed to such term in Section 3.1(h) hereof.

“Initial Closing” shall have the meaning ascribed to such term in Section 2.1.

“Liens” shall have the meaning ascribed to such term in Section 3.1(a) hereof.

“Loan Amount” means, as to each Purchaser, the aggregate amount to be repaid by the Company hereunder and evidenced by the Notes.

“Losses” means any and all losses, claims, damages, liabilities, settlement costs and expenses, including without limitation costs of preparation and reasonable attorneys’ fees.

“Material Adverse Effect” shall have the meaning assigned to such term in Section 3.1(b) hereof.

“Notes” shall mean the Secured Convertible Promissory Notes issued to the Purchasers pursuant to this Agreement, in the form attached hereto as Exhibit A.

“Person” means an individual or corporation, partnership, trust, incorporated or unincorporated association, joint venture, limited liability company, joint stock company, government (or an agency or subdivision thereof) or other entity of any kind.

“Proceeding” means an action, claim, suit, investigation or proceeding (including, without limitation, an investigation or partial proceeding, such as a deposition), whether commenced or threatened.

“Purchase Price” means the amount set forth next to the Purchaser’s name on the signature page to this Agreement. The Purchase Price received by the Company shall be allocated such that (i) an amount equal to (x) the number of Shares purchased by the Purchase Price multiplied by (y) the fair market value of a share of the Company’s Common Stock as of that Closing Date shall be allocated as paid in capital and (ii) the remainder of the Purchase Price shall be allocated as consideration for the Note.

“Registration Rights Agreement” means the Registration Rights Agreement dated as of the date hereof, among the Company and the Purchasers, in the form of Exhibit B.

“Registration Statement” means a registration statement covering the resale of the Shares by each Purchaser as provided for in the Registration Rights Agreement.

“Required Approvals” shall have the meaning ascribed to such term in Section 3.1(e) hereof.

“Rule 144” means Rule 144 promulgated by the Commission pursuant to the Securities Act, as such Rule may be amended from time to time, or any similar rule or regulation hereafter adopted by the Commission having substantially the same effect as such Rule.

“SEC Reports” shall have the meaning ascribed to such term in Section 3.1(h) hereof.

“Securities” means the Notes and the Shares.

“Securities Act” means the Securities Act of 1933, as amended.

“Shares” means the shares of restricted Common Stock issued pursuant to this Agreement, together with any shares of Common Stock issued upon a stock split, dividend or other distribution, recapitalization or similar event with respect to the foregoing following the Closing Date.

“Subsequent Closing” shall have the meaning ascribed to such term in Section 2.1.

“Subsidiary” means any subsidiary of the Company as set forth in the SEC Reports.

“Trading Day” means any day during which the Trading Market shall be open for business.

“Trading Market” means the following markets or exchanges on which the Common Stock may be listed or quoted for trading on the date in question: OTC Bulletin Board, the American Stock Exchange, the New York Stock Exchange, the Nasdaq Global Market or the Nasdaq Capital Market.

“Transaction Documents” means this Agreement, the Notes and the Registration Rights Agreement.

ARTICLE II

PURCHASE AND ISSUANCE

2.1 Closings. At each Closing, the Company agrees to issue and sell to each Purchaser participating at such Closing (i) a Note for a Loan Amount equal to the Purchase Price multiplied by 1.3 and (ii) a number of Shares equal to the Purchase Price divided by $2.85714, and, subject to the terms and conditions contained herein, each such

Purchaser severally agrees to pay to the Company the Purchase Price. The initial closing (the “Initial Closing”) of the transactions hereunder shall take place at the offices of Company Counsel after the receipt by the Company of an aggregate Purchase Price from Purchasers of at least $1,000,000 and after it has been determined that all conditions in this Agreement have been met in the sole and absolute discretion of the Company. Following the Initial Closing, the Company may, at subsequent closings (the “Subsequent Closings” and each a “Subsequent Closing”), accept additional investments from Purchasers until such time as the Company has issued Notes and Shares with an aggregate Purchase Price equal to $3,000,000. At each Closing, funds equal to the Purchase Price of each Purchaser shall be delivered to the Company and the Company shall deliver to each such Purchaser his, her or its respective Note and Shares as provided herein and the other items set forth in Section 2.2 issuable at such Closing.

2.2 Conditions to Closing. Each Closing shall be subject to the following conditions and deliveries being met on such Closing’s Closing Date:

(a) At or prior to the Closing, unless otherwise indicated below, the Company shall deliver or cause to be delivered to each Purchaser participating in such Closing the following:

(i) a Secured Convertible Promissory Note evidencing the Loan Amount of such Purchaser, duly executed by the Company and registered in the name of such Purchaser;

(ii) a stock certificate evidencing the Shares purchased by such Purchaser, registered in the name of such Purchaser;

(iii) this Agreement, duly executed by the Company; and

(iv) the Registration Rights Agreement duly executed by the Company; and

(b) At or prior to the Closing, each Purchaser participating in such Closing shall deliver or cause to be delivered to the Company the following:

(i) such Purchaser’s Purchase Price;

(ii) this Agreement, duly executed by such Purchaser; and

(iii) the Registration Rights Agreement duly executed by such Purchaser.

(c) It shall be a condition to the obligation of the Company, on the one hand, to issue and sell the Notes and the Shares to be issued and sold at a Closing, and of the Purchasers participating in a Closing, on the other hand, to purchase such Loan Amount represented by the respective Note and such Shares, that all representations and warranties of the other party(ies) contained herein shall remain true and correct as of the Closing Date of such Closing and all covenants and obligations of the other party(ies) shall have been fully performed or otherwise satisfied or waived if due on or prior to such date.

ARTICLE III

REPRESENTATIONS AND WARRANTIES

3.1 Representations and Warranties of the Company. The Company hereby makes the representations and warranties set forth below to each Purchaser:

(a) Subsidiaries. The Company has no direct or indirect Subsidiaries other than as specified in the SEC Reports. Except as specified in the SEC Reports, the Company owns, directly or indirectly, all of the capital stock or other equity interests of each Subsidiary free and clear of any lien, charge, security interest, encumbrance, right of first refusal or other restriction (collectively, “Liens”), and all the issued and outstanding shares of capital stock of each Subsidiary are validly issued and are fully paid, non-assessable and free of preemptive and similar rights.

(b) Organization and Qualification. Each of the Company and the Subsidiaries is an entity duly incorporated or otherwise organized, validly existing and in good standing under the laws of the jurisdiction of its incorporation or organization (as applicable), with the requisite power and authority to own and use its properties and assets and to carry on its business as described in its SEC Reports. Neither the Company nor any Subsidiary is in violation of any of the provisions of its respective certificate or articles of incorporation, bylaws or other organizational or charter documents. Each of the Company and the Subsidiaries is duly qualified to do business and is in good standing as a foreign corporation or other entity in each jurisdiction in which the nature of the business conducted or property owned by it makes such qualification necessary, except where the failure to be so qualified or in good standing, as the case may be, could not, individually or in the aggregate: (i) adversely affect the legality, validity or enforceability of any Transaction Document, (ii) have or result in or be reasonably likely to have or result in a material adverse effect on the results of operations, assets, prospects, business or condition (financial or otherwise) of the Company and the Subsidiaries, taken as a whole, or (iii) adversely impair the Company’s ability to perform fully on a timely basis its obligations under any of the Transaction Documents (any of (i), (ii) or (iii), a “Material Adverse Effect”).

(c) Authorization; Enforcement. The Company has the requisite corporate power and authority to enter into and to consummate the transactions contemplated by each of the Transaction Documents and otherwise to carry out its obligations hereunder or thereunder. The execution and delivery of each of the Transaction Documents by the Company and the consummation by it of the transactions contemplated hereby or thereby have been duly authorized by all necessary action on the part of the Company and no further consent or action is required by the Company other than Required Approvals. Each of the Transaction Documents has been (or upon delivery will be) duly executed by the Company and, when delivered in accordance with the terms hereof, will constitute the valid and binding obligation of the Company enforceable against the Company in accordance with its terms, subject to applicable bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and similar laws affecting creditors’ rights and remedies generally and general principles of equity. Neither the Company nor any Subsidiary is in violation of any of the provisions of its respective certificate or articles of incorporation, bylaws or other organizational or charter documents except where such violation could not, individually or in the aggregate, constitute a Material Adverse Effect.

(d) No Conflicts. The execution, delivery and performance of the Transaction Documents by the Company and the consummation by the Company of the transactions contemplated thereby do not and will not: (i) conflict with or violate any provision of the Company’s or any Subsidiary’s certificate or articles of incorporation, bylaws or other organizational or charter documents, or (ii) subject to obtaining the Required Approvals, conflict with, or constitute a default (or an event that with notice or lapse of time or both would become a default) under, or give to others any rights of termination, amendment, acceleration or cancellation (with or without notice, lapse of time or both) of, any agreement, credit facility, debt or other instrument (evidencing a Company or Subsidiary debt or otherwise) or other understanding to which the Company or any Subsidiary is a party or by which any property or asset of the Company or any Subsidiary is bound or affected, or (iii) result in a violation of any law, rule, regulation, order, judgment, injunction, decree or other restriction of any court or governmental authority to which the Company or a Subsidiary is subject (including federal and state securities laws and regulations), or by which any property or asset of the Company or a Subsidiary is bound or affected; except in the case of each of clauses (ii) and (iii), such as could not, individually or in the aggregate, have or result in a Material Adverse Effect.

(e) Filings, Consents and Approvals. Neither the Company nor any Subsidiary is required to obtain any consent, waiver, authorization or order of, give any notice to, or make any filing or registration with, any court or other federal, state, local or other governmental authority or other Person in connection with the execution, delivery and performance by the Company of the Transaction Documents, other than (i) the filing with the Commission of the Registration Statement and the consent of the Commission to the effectiveness thereof, (ii) the notice and/or application(s) to each applicable Trading Market for the Shares for trading thereon in the time and manner required thereby and any required approvals of such Trading Market thereof, (iii) the filing of Form D with the Commission and applicable Blue Sky filings and (iv) the filings required pursuant to Section 4.3 hereunder (collectively, the “Required Approvals”).

(f) Issuance of the Notes and Shares. The Notes are duly authorized and, when issued in accordance with the applicable Transaction Documents, will be duly and validly issued. The Shares are duly authorized and, when issued and paid for in accordance with this Agreement, will be duly and validly issued, fully paid and non-assessable, free and clear of all Liens. Any Conversion Shares, when issued and paid for in accordance with the respective Notes, will be duly authorized and validly issued, fully paid and nonassessable, free and clear of all Liens. Except for the securities sold under the Note and Restricted Stock Purchase Agreement, dated as of April 4, 2007 (the “Old Purchase Agreement”), by and among the Company and the Purchasers signatory thereto, the Company has not, and to the knowledge of the Company, no Affiliate of the Company has sold, offered for sale or solicited offers to buy or otherwise negotiated in respect of any security (as defined in Section 2 of the Securities Act) that would be integrated with the offer or sale of the Notes and Shares in a manner that would require the registration under the Securities Act of the sale of the Notes or the Shares to the Purchasers, or that would be integrated with the offer or sale of the Notes and the Shares for purposes of the rules and regulations of any Trading Market.

(g) Capitalization. The number of shares and type of all authorized, issued and outstanding capital stock of the Company as of March 8, 2007, and all shares of Common Stock reserved for issuance under the Company’s various option and incentive plans as of March 8, 2007, is set forth on Schedule 3.1(g) of the Disclosure Schedules attached hereto. No Person has any right of first refusal, preemptive right, right of participation, or any similar right to participate in the transactions contemplated by the Transaction Documents. Except as contemplated hereby and as set forth on Schedule 3.1(g), there are no outstanding options, warrants, script rights to subscribe to, calls or commitments of any character whatsoever relating to, or securities, rights or obligations convertible into or exchangeable for, or giving any Person any right to subscribe for or acquire, any shares of Common Stock, or contracts, commitments, understandings or arrangements by which the Company or any Subsidiary is or may become bound to issue additional shares of Common Stock, or securities or rights convertible or exchangeable into shares of Common Stock. The issuance and sale of the Notes, the Shares and the Conversion Shares will not obligate the Company to issue shares of Common Stock or other securities to any Person (other than the Purchasers) and will not result in a right of any holder of Company securities to adjust the exercise, conversion, exchange or reset price under such securities. Except as set forth on Schedule 3.1(g), all of the outstanding shares of capital stock of the Company are validly issued, fully paid and nonassessable, have been issued in compliance with all federal and state securities laws, and none of such outstanding shares was issued in violation of any preemptive rights or similar rights to subscribe for or purchase securities; provided that this sentence shall be limited to the Company’s knowledge with respect to any shares of the Company’s capital stock issued prior to May 4, 2005. No further approval or authorization of any stockholder, the Board of Directors of the Company or others is required for the issuance and sale of the Notes or Shares. Except as disclosed in the SEC Reports, there are no stockholders agreements, voting agreements or other similar agreements with respect to the Company’s capital stock to which the Company is a party or, to the knowledge of the Company, between or among any of the Company’s stockholders. Except as set forth on Schedule 3.1(g) and as contemplated by the Transaction Documents, the Company has not granted any registration or similar rights with respect to any security of the Company requiring the Company to register such securities of the Company.

(h) SEC Reports; Financial Statements. Except as otherwise disclosed in the SEC Reports, the Company has filed all reports required to be filed by it under the Exchange Act, including pursuant to Section 13(a) or 15(d) thereof, preceding the date hereof (or such shorter period as the Company was required by law to file such material) (the foregoing materials being collectively referred to herein as the “SEC Reports”) on a timely basis or has received a valid extension of such time of filing and has filed any such SEC Reports prior to the expiration of any such extension. All SEC Reports filed within the 10 days preceding the date hereof have been made available to the Purchasers. The SEC Reports filed since May 4, 2005 complied in all material respects with the requirements of the Securities Act and the Exchange Act and the rules and regulations of the Commission promulgated thereunder, and none of the SEC Reports filed since May 4, 2005, when filed, contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading. The financial statements of the Company included in the SEC Reports comply in all material respects with applicable accounting requirements and the rules and regulations of the Commission with respect thereto as in effect at the time of filing. Such financial statements have been prepared in accordance with generally accepted accounting principles applied on a consistent basis during the periods involved (“GAAP”), except as may be otherwise specified in such financial statements or the notes thereto, and fairly present in all material respects the financial position of the Company and its consolidated subsidiaries as of and for the dates thereof and the results of operations and cash flows for the periods then ended, subject, in the case of unaudited statements, to normal year-end audit adjustments.

(i) Material Changes. Since the date of the latest audited financial statements included within the SEC Reports, except as disclosed in the SEC Reports: (i) there has been no event, occurrence or development that has had or that could result in a Material Adverse Effect, (ii) the Company has not incurred any liabilities (contingent or otherwise) other than (A) trade payables and accrued expenses incurred in the ordinary course of business consistent with past practice and (B) liabilities not required to be reflected in the Company’s financial statements pursuant to GAAP or required to be disclosed in filings made with the Commission, (iii) the Company has not altered its method of accounting or the identity of its auditors, (iv) the Company has not declared or made any dividend or distribution of cash or other property to its stockholders or purchased, redeemed or made any agreements to purchase or redeem any shares of its capital stock, and (v) the Company has not issued any equity securities to any officer, director or Affiliate, except pursuant to existing Company stock option or similar plans.

(j) Litigation. There is no action, suit, inquiry, notice of violation, proceeding or investigation pending or, to the knowledge of the Company, threatened against or affecting the Company, any Subsidiary or any of their respective properties before or by any court, arbitrator, governmental or administrative agency or regulatory authority (federal, state, county, local or foreign) (collectively, an “Action”) which: (i) except as disclosed in the SEC Reports, adversely affects or challenges the legality, validity or enforceability of any of the Transaction Documents, the Notes or the Shares or

(ii) could, if there were an unfavorable decision, individually or in the aggregate, have or reasonably be expected to result in a Material Adverse Effect. Neither the Company nor any Subsidiary, nor, to the knowledge of the Company, any director or officer thereof, is or has been the subject of any Action involving a claim of violation of or liability under federal or state securities laws or a claim of breach of fiduciary duty. The Company does not have pending before the Commission any request for confidential treatment of information. There has not been, and to the knowledge of the Company, there is not pending or contemplated, any investigation by the Commission involving the Company or any current or former director or officer of the Company. The Commission has not issued any stop order or other order suspending the effectiveness of any registration statement filed by the Company or any Subsidiary under the Exchange Act or the Securities Act.

(k) Compliance. Neither the Company nor any Subsidiary: (i) is in default under or in violation of (and no event has occurred that has not been waived that, with notice or lapse of time or both, would result in a default by the Company or any Subsidiary under), nor has the Company or any Subsidiary received notice of a claim that it is in default under or that it is in violation of, any indenture, loan or credit agreement or any other agreement or instrument to which it is a party or by which it or any of its properties is bound (whether or not such default or violation has been waived), (ii) is in violation of any order of any court, arbitrator or governmental body, or (iii) is or has been in violation of any statute, rule or regulation of any governmental authority, except in each case as could not, individually or in the aggregate, have or result in a Material Adverse Effect.

(l) Labor Relations. No material labor dispute exists or, to the knowledge of the Company, is imminent with respect to any of the employees of the Company.

(m) Regulatory Permits. Except as otherwise described in the SEC Reports, the Company and the Subsidiaries possess all certificates, authorizations and permits issued by the appropriate federal, state, local or foreign regulatory authorities necessary to conduct their respective businesses, except where the failure to possess such permits could not, individually or in the aggregate, have or reasonably be expected to result in a Material Adverse Effect (“Material Permits”), and neither the Company nor any Subsidiary has received any notice of proceedings relating to the revocation or modification of any Material Permit.

(n) Title to Assets. The Company and the Subsidiaries have good and marketable title in fee simple to all real property owned by them that is material to the business of the Company and the Subsidiaries and good and marketable title in all personal property owned by them that is material to the business of the Company and the Subsidiaries, in each case free and clear of all Liens, except for Liens as do not materially affect the value of such property and do not materially interfere with the use made and proposed to be made of such property by the Company and the Subsidiaries. Any real property and facilities held under lease by the Company and the Subsidiaries are held under valid, subsisting and enforceable leases of which the Company and the Subsidiaries are in compliance.

(o) Patents and Trademarks. The Company and the Subsidiaries have, or have rights to use, all patents, patent applications, trademarks, trademark applications, service marks, trade names, copyrights, licenses and other similar rights necessary or material for use in connection with their respective businesses as described in the SEC Reports and which the failure to so have could have a Material Adverse Effect (collectively, the “Intellectual Property Rights”). Neither the Company nor any Subsidiary has received a written notice that the Intellectual Property Rights used by the Company or any Subsidiary violates or infringes upon the rights of any Person. To the knowledge of the Company, all such Intellectual Property Rights are enforceable and there is no existing infringement by another Person of any of the Intellectual Property Rights.

(p) Insurance. The Company and the Subsidiaries are insured by insurers of recognized financial responsibility against such losses and risks and in such amounts as are prudent and customary for companies similarly situated with the Company in the businesses in which the Company and the Subsidiaries are engaged. To the Company’s knowledge, such insurance contracts and policies are accurate and complete. Neither the Company nor any Subsidiary has any reason to believe it will not be able to renew its existing insurance coverage as and when such coverage expires or to obtain similar coverage from similar insurers as may be necessary to continue its business without a significant increase in cost.

(q) Transactions With Affiliates and Employees. Except as required to be set forth in the SEC Reports, none of the officers or directors of the Company and, to the knowledge of the Company, none of the employees of the Company is presently a party to any transaction with the Company or any Subsidiary (other than for services as employees, officers and directors), including any contract, agreement or other arrangement providing for the furnishing of services to or by, providing for rental of real or personal property to or from, or otherwise requiring payments to or from any officer, director or such employee or, to the knowledge of the Company, any entity in which any officer, director, or any such employee has a substantial interest or is an officer, director, trustee or partner.

(r) Certain Fees. Except as set forth on Schedule 3.1(r), the Company has not engaged or retained any broker, financial advisor or consultant, finder, placement agent, investment banker, bank or other Person and has not agreed to pay any commissions or other fees to any of the same with respect to the transactions contemplated by this Agreement.

(s) Private Placement. Assuming the accuracy of the representations and warranties of the Purchasers set forth in Sections 3.2(b)-(f), the offer, issuance and sale of the Notes, the Shares and the Conversion Shares to the Purchasers as contemplated hereby are exempt from the registration requirements of the Securities Act and do not contravene the rules and regulations of the Trading Market.

(t) Listing and Maintenance Requirements. The Company’s Common Stock is registered pursuant to Section 12(g) of the Exchange Act, and the Company has taken no action designed to, or which to its knowledge is likely to have the effect of, terminating the registration of the Common Stock under the Exchange Act nor has the Company received any notification that the Commission is contemplating terminating such registration. The Company has not received notice from any Trading Market on which the Common Stock is or has been listed or quoted to the effect that the Company is not in compliance with the listing or maintenance requirements of such Trading Market. The Company is, and has no reason to believe that it will not in the foreseeable future continue to be, in compliance with all such listing and maintenance requirements.

(u) Tax Status. The Company and each of its Subsidiaries has made or filed all federal, state and foreign income and all other tax returns, reports and declarations required by any jurisdiction to which it is subject (unless and only to the extent that the Company and each of its Subsidiaries has set aside on its books provisions reasonably adequate for the payment of all unpaid and unreported taxes) and has paid all taxes and other governmental assessments and charges that are material in amount, shown or determined to be due on such returns, reports and declarations, except those being contested in good faith and has set aside on its books provisions reasonably adequate for the payment of all taxes for periods subsequent to the periods to which such returns, reports or declarations apply. There are no unpaid taxes in any material amount claimed to be due by the taxing authority of any jurisdiction, and the officers of the Company know of no basis for any such claim. The Company has not executed a waiver with respect to the statute of limitations relating to the assessment or collection of any foreign, federal, statue or local tax. None of the Company’s tax returns is presently being audited by any taxing authority.

(v) No General Solicitation or Advertising in Regard to this Transaction. Neither the Company nor, to the knowledge of the Company, any of its directors or officers (i) has conducted or will conduct any general solicitation (as that term is used in Rule 502(c) of Regulation D) or general advertising with respect to the sale and issuance of the Notes or the Shares, or (ii) made any offers or sales of any security or solicited any offers to buy any security under any circumstances that would require registration of the Notes or the Shares under the Securities Act or made any “directed selling efforts” as defined in Rule 902 of Regulation S.

(w) Foreign Corrupt Practices. Neither the Company, nor to the knowledge of the Company, any agent or other person acting on behalf of the Company, has (i) directly or indirectly, used any corrupt funds for unlawful contributions, gifts, entertainment or other unlawful expenses related to foreign or domestic political activity, (ii) made any unlawful payment to foreign or domestic government officials or employees or to any foreign or domestic political parties or campaigns from corporate funds, (iii) failed to disclose fully any contribution made by the Company (or made by any person acting on its behalf of which the Company is aware) which is in violation of law, or (iv) violated in any material respect any provision of the Foreign Corrupt Practices Act of 1977, as amended.

(x) Sarbanes-Oxley. The Company is in material compliance with all provisions of the Sarbanes-Oxley Act of 2002 which are applicable to it as of each Closing Date, and the rules and regulations promulgated thereunder.

(y) Investment Company. The Company is not, and is not an Affiliate of, and immediately after receipt of payment for the Notes and the Shares, will not be or be an Affiliate of an “investment company” within the meaning of the Investment Company Act of 1940, as amended.

(z) No Integrated Offering. Assuming the accuracy of the Purchasers’ representations and warranties set forth in Section 3.2 and except for the securities offered in connection with the Old Purchase Agreement, neither the Company nor any of its Affiliates, nor any Person acting on its or their behalf has, directly or indirectly, made any offers or sales of any security or solicited any offers to buy any security, under circumstances that would cause this offering of the Securities to be integrated with prior offerings by the Company for purposes of the Securities Act or any applicable shareholder approval provisions, including, without limitation, under the rules and regulations of any exchange or automated quotation system on which any of the securities of the Company are listed or designated.

3.2 Representations and Warranties of the Purchasers. Each Purchaser hereby, for itself and for no other Purchaser, represents and warrants to the Company as follows:

(a) Organization; Authority. If the Purchaser is not an individual, such Purchaser is an entity duly organized, validly existing and in good standing under the laws of the jurisdiction of its organization with the requisite corporate or partnership power and authority to enter into and to consummate the transactions contemplated by the Transaction Documents and otherwise to carry out its obligations thereunder. If the Purchaser is not an individual, the purchase by such Purchaser of the Notes and Shares hereunder has been duly authorized by all necessary action on the part of such Purchaser. Each of this Agreement and the Registration Rights Agreement has been duly executed by such Purchaser if the Purchaser is not an individual, and when delivered by such Purchaser in accordance with the terms hereof, will constitute the valid and legally binding obligation of such Purchaser, enforceable against it in accordance with its terms except (i) as limited by applicable bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting enforcement of creditors’ rights generally and (ii) as limited by laws relating to the availability of specific performance, injunctive relief or other equitable remedies.

(b) Investment Intent. Such Purchaser is acquiring the Securities as principal for its own account and not with a view to or for distributing or reselling such Securities or any part thereof, without prejudice, however, to such Purchaser’s right, subject to the provisions of this Agreement, at all times to sell or otherwise dispose of all or any part of such Securities pursuant to an effective registration statement under the Securities Act or under an exemption from such registration and in compliance with applicable federal and state securities laws. Nothing contained herein shall be deemed a representation or warranty by such Purchaser to hold Securities for any period of time or limit such Purchaser’s right to sell the Securities pursuant to the Registration Statement or otherwise in compliance with applicable federal and state securities laws. Such Purchaser is acquiring the Securities hereunder in the ordinary course of its business. Such Purchaser does not have any agreement or understanding, directly or indirectly, with any Person to distribute any of the Securities.

(c) Purchaser Status. At the time such Purchaser was offered the Securities, it was, and at the date hereof it is, an “accredited investor” as defined in Rule 501(a) under the Securities Act. If the Purchaser is not an individual, such Purchaser has not been formed solely for the purpose of acquiring the Securities. Such Purchaser is not a registered broker-dealer under Section 15 of the Exchange Act. Each Purchaser has delivered to the Company a complete and accurate Purchaser Questionnaire, the form of which is attached hereto as Exhibit C.

(d) Experience of such Purchaser. Such Purchaser, either alone or together with its representatives, has such knowledge, sophistication and experience in business and financial matters so as to be capable of evaluating the merits and risks of the prospective investment in the Securities, and has so evaluated the merits and risks of such investment. Such Purchaser is able to bear the economic risk of an investment in the Securities and, at the present time, is able to afford a complete loss of such investment.

(e) General Solicitation. Such Purchaser is not purchasing the Securities as a result of any advertisement, article, notice or other communication regarding the Securities published in any newspaper, magazine or similar media or broadcast over television or radio or presented at any seminar or any other general solicitation or general advertisement.

(f) SEC Reports. Such Purchaser has carefully read and reviewed the Company’s SEC Reports and has had the opportunity to ask questions of Company representatives regarding the contents of such SEC Reports. Each Purchaser has relied on the SEC Reports in conjunction with its investment decision-making process.

(g) Certain Fees. Such Purchaser has not engaged or retained any broker, financial advisor or consultant, finder, placement agent, investment banker, bank or other Person and has not agreed to pay any commissions or other fees to any of the same with respect to the transactions contemplated by this Agreement.

(h) Tax Advice. The Purchaser has relied on its own analysis and the advice of its tax or legal advisors. The Purchaser acknowledges that neither the Company nor the Company Counsel has provided nor intends to provide any advice regarding the tax consequences of the execution and delivery of the Transaction Documents.

ARTICLE IV

OTHER AGREEMENTS OF THE PARTIES

4.1 Transfer Restrictions.

(a) The Securities may only be disposed of in compliance with state and federal securities laws. In connection with any transfer of Securities other than pursuant to an effective registration statement or Rule 144, to the Company or in a non-sale transaction to an Affiliate of a Purchaser, the Company may require the transferor thereof to provide to the Company an opinion of counsel selected by the transferor and reasonably acceptable to the Company, the form and substance of which opinion shall be reasonably satisfactory to the Company, to the effect that such transfer does not require registration of such transferred Securities under the Securities Act.

(b) Each Purchaser, severally and not jointly with the other Purchasers, agrees to the imprinting, so long as is required by this Section 4.1(b), of the following legend on any certificate evidencing Securities:

THESE SECURITIES HAVE NOT BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION OR THE SECURITIES COMMISSION OF ANY STATE IN RELIANCE UPON AN EXEMPTION FROM REGISTRATION UNDER THE SECURITIES ACT OF 1933, AS AMENDED (THE “SECURITIES ACT”), AND, ACCORDINGLY, MAY NOT BE OFFERED OR SOLD EXCEPT PURSUANT TO AN EFFECTIVE REGISTRATION STATEMENT UNDER THE SECURITIES ACT OR PURSUANT TO AN AVAILABLE EXEMPTION FROM, OR IN A TRANSACTION NOT SUBJECT TO, THE REGISTRATION REQUIREMENTS OF THE SECURITIES ACT AND IN ACCORDANCE WITH APPLICABLE STATE SECURITIES LAWS AS EVIDENCED BY A LEGAL OPINION OF COUNSEL TO THE TRANSFEROR REASONABLY ACCEPTABLE TO THE COMPANY TO SUCH EFFECT, THE SUBSTANCE OF WHICH SHALL BE REASONABLY ACCEPTABLE TO THE COMPANY. THESE SECURITIES MAY BE PLEDGED IN CONNECTION WITH A BONA FIDE MARGIN ACCOUNT OR OTHER LOAN SECURED BY SUCH SECURITIES.

The Company acknowledges and agrees that a Purchaser may from time to time pledge pursuant to a bona fide margin agreement or grant a security interest in some or all of the Securities to a financial institution that is an “accredited investor” as defined in Rule 501(a) under the Securities Act and, if required under the terms of such arrangement, such Purchaser may transfer pledged or secured Securities to the pledgees or secured parties. Such pledge or transfer would not be subject to approval of the Company and no legal opinion of legal counsel of the pledgee, secured party or pledgor shall be required in connection therewith. Further, no notice shall be required of such pledge. At the appropriate Purchaser’s expense, the Company will execute and deliver such reasonable documentation as a pledgee or secured party of Securities may reasonably request in connection with a pledge or transfer of the Securities, including the preparation and filing of any required prospectus supplement under Rule 424(b)(3) of the Securities Act or other applicable provision of the Securities Act to appropriately amend the list of Selling Stockholders thereunder.

(c) The Company agrees that following such time as such legend is no longer required, it will, no later than ten Trading Days following the delivery by a Purchaser to the Company or the Company’s transfer agent of a certificate representing the Shares or the Conversion Shares, as applicable, issued with a restrictive legend (such third Trading Day, the “Legend Removal Date”), together with all necessary documentation relating to the legend removal request, deliver or cause to be delivered to such Purchaser a certificate representing such shares that is free from all restrictive and other legends. The Company may not make any notation on its records or give instructions to any transfer agent of the Company that enlarge the restrictions on transfer set forth in this Section.

4.2 Conversion Procedures. The terms of the Notes set forth the totality of the procedures required of the Purchasers in order to convert the Notes. No additional legal opinion or other information or instructions shall be required of the Purchasers to convert their Notes. The Company shall honor conversions of the Notes and shall deliver Next Securities (as that term is defined in the Notes) or Conversion Shares in accordance with the terms, conditions and time periods set forth in the Notes.

4.3 Securities Laws Disclosure; Publicity. The Company shall issue a press release or file a Current Report on Form 8-K disclosing all material terms of the transactions contemplated hereby. Notwithstanding the foregoing, other than in any registration statement filed pursuant to the Registration Rights Agreement, the filings related thereto and as the Company determines is required in order to comply with any applicable law, the Company shall not publicly disclose the name of any Purchaser, or include the name of any Purchaser in any filing with the Commission or any regulatory agency or Trading Market, without the prior written consent of such Purchaser, except to the extent such disclosure is required by law or Trading Market regulations, in which case the Company shall provide each Purchaser with prior notice of such disclosure.

4.4 Use of Proceeds. The Company shall use the net proceeds from the sale of the Notes and Shares hereunder for working capital and general corporate purposes. Unless otherwise approved pursuant to Section 4.8, the net proceeds shall not be used for the purpose (i) of declaring or paying any dividends or make any distribution of any kind on the Company’s capital stock or (ii) of paying the principal amount due pursuant to the convertible secured promissory notes issued pursuant to the Old Purchase Agreement prior to the date such amounts become due.

4.5 Confidentiality. Each Purchaser agrees that he, she or it will keep confidential and will not disclose, divulge or use for any purpose other than to monitor his, her or its investment in the Company any confidential, proprietary or secret information which such Purchaser may obtain from the Company pursuant to financial statements, reports and other materials submitted by the Company to such Purchaser pursuant to this Agreement or otherwise (but not including the SEC Reports) (“Confidential Information”), unless such Confidential Information is known, or until such Confidential Information becomes known, to the public (other than as a result of a breach of this Section 4.5 by such Purchaser); provided, however, that a Purchaser may disclose Confidential Information (i) to his, her or its attorneys, accountants, consultants, and other professionals to the extent necessary to obtain their services in connection with monitoring his, her or its investment in the Company, or (ii) as may otherwise be required by law, provided that the Purchaser takes reasonable steps to minimize the extent of any such required disclosure.

4.6 Furnishing of Information. As long as any Purchaser owns Securities, the Company covenants to timely file (or obtain extensions in respect thereof and file within the applicable grace period) all reports required to be filed by the Company after the date hereof pursuant to the Exchange Act.

4.7 Prohibited Transactions. During the last thirty (30) days prior to the date hereof or the date of any conversion of a Note, neither the Purchaser party hereto or holding such Note nor any Affiliate of such Purchaser which (x) had knowledge of the transactions contemplated hereby and thereby, (y) has or shares discretion relating to such Purchaser’s investments or trading or information concerning such Purchaser’s investments, including in respect of the Securities, or (z) is subject to such Purchaser’s review or input concerning such Affiliate’s investments or trading (collectively, “Trading Affiliates”) has, directly or indirectly, effected or agreed to effect any short sale, whether or not against the box, established any “put equivalent position” (as defined in Rule 16a-1(h) under the Exchange Act) with respect to the Shares or the Conversion Shares, granted any other right (including, without limitation, any put or call option) with respect to the Shares or the Conversion Shares or with respect to any security that includes, relates to or derived any significant part of its value from the Shares or the Conversion Shares or otherwise sought to hedge its position in the Securities (each, a “Prohibited Transaction”). In the case of a Prohibited Transaction involving the Shares, prior to the earliest to occur of (i) the termination of this Agreement, or (ii) the Effective Date (as that term is defined in the Registration Rights Agreement) such Purchaser shall not, and shall cause its Trading Affiliates not to, engage, directly or indirectly, in a Prohibited Transaction. In the case of a Prohibited Transaction involving the Conversion Shares, prior to the conversion of such Note, the Purchaser shall not, and shall cause its Trading Affiliates not to, engage, directly or indirectly, in a Prohibited Transaction. Such Purchaser acknowledges that the representations, warranties and covenants contained in this Section 4.7 are being made for the benefit of the Purchasers as well as the Company and that each of the other Purchasers shall have an independent right to assert any claims against such Purchaser arising out of any breach or violation of the provisions of this Section 4.7.

4.8 Additional Debt; Dividends. After the date of this Agreement, the Company shall not, without first obtaining the prior written consent of the Purchasers holding, together, a majority of the outstanding aggregate Loan Amount of the Notes issued hereunder, with such adjustments to the Loan Amount as may be made from time to time pursuant to Section 7(a)(i) of such Notes, (i) incur any additional indebtedness other than in the ordinary course of business, (ii) declare or pay any dividends or make any distribution of any kind on the Company’s capital stock, nor (iii) pay the principal amount due pursuant to the convertible secured promissory notes issued pursuant to the Old Purchase Agreement prior to the date such amounts become due.

ARTICLE V

MISCELLANEOUS

5.1 Fees and Expenses. The parties shall be responsible for their own legal and other expenses, if any, in connection with this transaction.

5.2 Entire Agreement. The Transaction Documents, together with the exhibits and schedules thereto, contain the entire understanding of the parties with respect to the subject matter hereof and supersede all prior agreements and understandings, oral or written, with respect to such matters, which the parties acknowledge have been merged into such documents, exhibits and schedules.

5.3 Notices. Any and all notices or other communications or deliveries required or permitted to be provided hereunder shall be in writing and shall be deemed given and effective on the earliest of (a) the date of transmission, if such notice or communication is delivered via facsimile or electronic mail at the facsimile number or the electronic mail address specified on the signature page attached hereto prior to 5:30 p.m. Eastern time on a Trading Day and, with respect to a notice delivered via facsimile, an electronic confirmation of delivery is received by the sender, (b) the next Trading Day after the date of transmission, if such notice or communication is delivered via facsimile or electronic mail at the facsimile number or electronic mail address specified in this Section on a day that is not a Trading Day or later than 5:30 p.m. Eastern time on any Trading Day, (c) the next Trading Day following the date of mailing, if sent by U.S. nationally recognized overnight courier service, or (d) upon actual receipt by the party to whom such notice is required to be given. The addresses for such notices and communications are those set forth on the signature pages hereof, or such other address as may be designated in writing hereafter, in the same manner, by such Person.

5.4 Amendments; Waivers. No provision of this Agreement may be waived or amended except in a written instrument signed by the Company and the Purchasers holding, together, a majority of the outstanding aggregate Loan Amount of the Notes issued hereunder, with such adjustments to the Loan Amount as may be made from time to time pursuant to Section 7(a)(i) of the such Notes. No waiver of any default with respect to any provision, condition or requirement of this Agreement shall be deemed to be a continuing waiver in the future or a waiver of any subsequent default or a waiver of any other provision, condition or requirement hereof, nor shall any delay or omission of either party to exercise any right hereunder in any manner impair the exercise of any such right.

5.5 Construction. The headings herein are for convenience only, do not constitute a part of this Agreement and shall not be deemed to limit or affect any of the provisions hereof. The language used in this Agreement will be deemed to be the language chosen by the parties to express their mutual intent, and no rules of strict construction will be applied against any party.

5.6 Successors and Assigns. This Agreement shall be binding upon and inure to the benefit of the parties and their successors and permitted assigns. The Company may not assign this Agreement or any rights or obligations hereunder without the prior written consent of the Purchasers. Any Purchaser may assign its rights under this Agreement and the Registration Rights Agreement to any Person to whom such Purchaser assigns or transfers any Securities as long as such Purchaser provides prompt notice to the Company.

5.7 No Third-Party Beneficiaries. This Agreement is intended for the benefit of the parties hereto and their respective successors and permitted assigns and is not for the benefit of, nor may any provision hereof be enforced by, any other Person.

5.8 Governing Law; Venue; Waiver of Jury Trial. All questions concerning the construction, validity, enforcement and interpretation of the Transaction Documents shall be governed by and construed and enforced in accordance with the internal laws of the State of Virginia, without regard to the principles of conflicts of law thereof. Each party agrees that all legal proceedings concerning the interpretations, enforcement and defense of the transactions contemplated by this Agreement and any other Transaction Documents (whether brought against a party hereto or its respective affiliates, directors, officers, shareholders, employees or agents) shall be commenced exclusively in the state and federal courts sitting in the City of Roanoke. Each party hereby irrevocably submits to the exclusive jurisdiction of the state and federal courts sitting in the City of Roanoke, County of Roanoke, for the adjudication of any dispute hereunder or in connection herewith or with any transaction contemplated hereby or discussed herein (including with respect to the enforcement of any of the Transaction Documents), and hereby irrevocably waives, and agrees not to assert in any suit, action or proceeding, any claim that it is not personally subject to the jurisdiction of any such court, that such suit, action or proceeding is improper or inconvenient venue for such proceeding. Each party hereby irrevocably waives personal service of process and consents to process being served in any such suit, action or proceeding by mailing a copy thereof via registered or certified mail or overnight delivery (with evidence of delivery) to such party at the address in effect for notices to it under this Agreement and agrees that such service shall constitute good and sufficient service of process and notice thereof. Nothing contained herein shall be deemed to limit in any way any right to serve process in any manner permitted by law. The parties hereby waive all rights to a trial by jury. If either party shall commence an action or proceeding to enforce any provisions of the Transaction Documents, then the prevailing party in such action or proceeding shall be reimbursed by the other party for its attorneys’ fees and other costs and expenses incurred with the investigation, preparation and prosecution of such action or proceeding.

5.9 Survival. The representations and warranties contained herein shall survive for a period of one year following the Closing.

5.10 Execution. This Agreement may be executed in two or more counterparts, all of which when taken together shall be considered one and the same agreement and shall become effective when counterparts have been signed by each party and delivered to the other party, it being understood that both parties need not sign the same counterpart. In the event that any signature is delivered by facsimile transmission, such signature shall create a valid and binding obligation of the party executing (or on whose behalf such signature is executed) such document with the same force and effect as if such facsimile signature page were an original thereof.

5.11 Severability. If any provision of this Agreement is held to be invalid or unenforceable in any respect, the validity and enforceability of the remaining terms and provisions of this Agreement shall not in any way be affected or impaired thereby and the parties will attempt to agree upon a valid and enforceable provision that is a reasonable substitute therefore, and upon so agreeing, shall incorporate such substitute provision in this Agreement.

5.12 Replacement of Securities. If any certificate or instrument evidencing any Securities is mutilated, lost, stolen or destroyed, the Company shall issue or cause to be issued in exchange and substitution for and upon cancellation thereof, or in lieu of and substitution therefor, a new certificate or instrument, but only upon receipt of evidence reasonably satisfactory to the Company of such loss, theft or destruction and customary and reasonable indemnity, if requested.

5.13 Independent Nature of Purchasers’ Obligations and Rights. The obligations of each Purchaser under any Transaction Document are several and not joint with the obligations of any other Purchaser, and no Purchaser shall be responsible in any way for the performance of the obligations of any other Purchaser under any Transaction Document. Nothing contained herein or in any Transaction Document, and no action taken by any Purchaser pursuant thereto, shall be deemed to constitute the Purchasers as a partnership, an association, a joint venture or any other kind of entity, or create a presumption that the Purchasers are in any way acting in concert or as a group with respect to such obligations or the transactions contemplated by the Transaction Documents. Each Purchaser shall be entitled to independently protect and enforce its rights, including without limitation, the rights arising out of this Agreement or out of the other Transaction Documents, and it shall not be necessary for any other Purchaser to be joined as an additional party in any proceeding for such purpose. Each Purchaser has been represented by its own separate legal counsel in their review and negotiation of the Transaction Documents. The Company has elected to provide all Purchasers with the same terms and Transaction Documents for the convenience of the Company and not because it was required or requested to do so by the Purchasers.

(Signature Pages Follow)

IN WITNESS WHEREOF, the parties hereto have caused this Note and Restricted Stock Purchase Agreement to be duly executed by their respective authorized signatories as of the date first indicated above.

CATCHER HOLDINGS, INC.	Address for Notice:

By:	44804 Riverside Parkway
Name:	Leesburg, VA 20176
Title:	Phone: (925) 949-8309
Fax: (925) 887-6747
e-mail: dmccarthy@catcherinc.com

With a copy to (which shall not constitute notice):

Jeremy D. Glaser, Esq.

Morrison & Foerster, LLP

12531 High Bluff Drive

Suite 100

San Diego, CA 92130

Phone: (858) 720-5103

Fax: (858) 523-2822

e-mail: jglaser@mofo.com

[PURCHASER SIGNATURE PAGES TO NOTE AND RESTRICTED STOCK PURCHASE AGREEMENT]

IN WITNESS WHEREOF, the undersigned have caused this Note and Restricted Stock Purchase Agreement to be duly executed by their respective authorized signatories as of the date first indicated above.

Name of Investing Entity or Individual:

Signature of Authorized Signatory of Investing Entity:

Name of Authorized Signatory if not an Individual:

Title of Authorized Signatory if not an Individual

Email Address of Authorized Entity or Individual:

Address for Notice of Investing Entity or Individual:

Address for Delivery of Securities for Investing Entity or Individual (if not same as above):

Purchase Price:

Loan Amount:

Shares:

EIN or SSN Number: [PROVIDE THIS UNDER SEPARATE COVER]

[SIGNATURE PAGES CONTINUE]

EXHIBIT A

FORM OF SECURED CONVERTIBLE PROMISSORY NOTE

EXHIBIT B

REGISTRATION RIGHTS AGREEMENT

EXHIBIT C

PURCHASER QUESTIONNAIRE

The Purchaser represents and warrants that he, she or it comes within one category marked below, and that for any category marked, he, she or it has truthfully set forth, where applicable, the factual basis or reason the Purchaser comes within that category. ALL INFORMATION IN RESPONSE TO THIS SECTION WILL BE KEPT STRICTLY CONFIDENTIAL. The undersigned agrees to furnish any additional information which the Company deems necessary in order to verify the answers set forth below.

Category A __	The undersigned is an individual (not a partnership, corporation, etc.) whose individual net worth, or joint net worth with his or her spouse, presently exceeds $1,000,000.

Explanation: In calculating net worth you may include equity in personal property and real estate, including your principal residence, cash, short-term investments, stock and securities. Equity in personal property and real estate should be based on the fair market value of such property less debt secured by such property.

Category B __	The undersigned is an individual (not a partnership, corporation, etc.) who had an income in excess of $200,000 in each of the two most recent years, or joint income with his or her spouse in excess of $300,000 in each of those years (in each case including foreign income, tax exempt income and full amount of capital gains and losses but excluding any income of other family members and any unrealized capital appreciation) and has a reasonable expectation of reaching the same income level in the current year.

Category C __	The undersigned is a director or executive officer of the Company which is issuing and selling the Securities.

Category D __	The undersigned is a bank; a savings and loan association; insurance registered investment company; registered business development company; led small business investment company (“SBIC”); or employee benefit plan the meaning of Title 1 of ERISA and (a) the investment decision is made by a plan fiduciary which is either a bank, savings and loan association, insurance company or registered investment advisor, or (b) the plan has total assets in excess of $5,000,000 or (c) is a self directed plan with investment decisions to be made solely by persons that are accredited investors, describe (entity)

Category E __	The undersigned is a private business development company as defined in section 202(a)(22) of the Investment Advisors Act of 1940. (describe entity)

Category F __	The undersigned is either a corporation, partnership, Massachusetts business trust, or non-profit organization within the meaning of Section 501(c)(3) of the Internal Revenue Code, in each case not formed for the specific purpose of acquiring the Common Stock and with total assets in excess of $5,000,000. (describe entity)

Category G __	The undersigned is a trust with total assets in excess of $5,000,000, not formed for the specific purpose of acquiring the Securities, where the purchase is directed by a “sophisticated investor” as defined in Regulation 506(b)(2)(ii) under the Act.

Category H __	The undersigned is an entity (other than a trust) in which all of the equity owners are “accredited investors” within one or more of the above categories. If relying upon this Category alone, each equity owner must complete a separate copy of this Agreement. (describe entity)

Category I __	The undersigned is not within any of the categories above and is therefore not an accredited investor.

The undersigned agrees that the undersigned will notify the Company at any time on or prior to the Closing in the event that the representations and warranties in this Agreement shall cease to be true, accurate and complete.

SUITABILITY (please answer each question)

(a)	For an individual Purchaser, please describe your current employment, including the company by which you are employed and its principal business:

(b)	For an individual Purchaser, please describe any college or graduate degrees held by you:

(c)	For all Purchasers, please list types of prior investments:

(d)	For all Purchasers, please state whether you have participated in other private placements before:

YES                                         NO

(e)	If your answer to question (d) above was “YES”, please indicate frequency of such prior participation in private placements of:

	Public other Companies	Private Companies	Public or Private VoIP or Communications Companies
Frequently
Occasionally
Never

(f)	For individual Purchasers, do you expect your current level of income to significantly decrease in the foreseeable future:

YES                                         NO

(g)	For trust, corporate, partnership and other institutional Purchasers, do you expect your total assets to significantly decrease in the foreseeable future:

YES                                         NO

(h)	For all Purchasers, do you have any other investments or contingent liabilities which you reasonably anticipate could cause you to need sudden cash requirements in excess of cash readily available to you:

YES                                         NO

(i)	For all Purchasers, are you familiar with the risk aspects and the non-liquidity of investments such as the securities for which you seek to subscribe?

YES                                         NO

(j)	For all Purchasers, do you understand that there is no guarantee of financial return on this investment and that you run the risk of losing your entire investment?

YES                                         NO

MANNER IN WHICH TITLE IS TO BE HELD, (circle one)

(a)	Individual Ownership
(b)	Community Property
(c)	Joint Tenant with Right of Survivorship (both parties must sign)
(d)	Partnership*
(e)	Tenants in Common
(f)	Company*
(g)	Trust*
(h)	Other*
* If Securities are being subscribed for by an entity, the attached Certificate of Signatory must also be completed.

NASD AFFILIATION.

Are you affiliated or associated with an NASD member firm (please check one):

YES                                         NO

If Yes, please describe:

*	If Purchaser is a Registered Representative with an NASD member firm, have the following acknowledgment signed by the appropriate party:

The undersigned NASD member firm acknowledges receipt of the notice required by Article 3, Sections 28(a) and (b) of the Rules of Fair Practice.

Name of NASD Member Firm

By:
Authorized Officer

Date:

The above information is true, complete and accurate in all material respects and the undersigned recognizes that the Company is relying on the truth, completeness and accuracy of such information in determining whether the offering of the Shares and Notes meets the requirements for the exemption from registration contained in Section 4(2) of the U.S. Securities Act of 1933, as amended, and/or Regulation D promulgated by the Securities and Exchange Commission, and similar exemptions under applicable state securities laws or the applicable laws of other relevant jurisdictions.

The undersigned agrees to notify the Company promptly of any material changes in the foregoing information or any event resulting in the omission of any statement required to be made herein that occurs prior to the acceptance of the subscription to which this Questionnaire relates.

Executed at                                                              , on                                         , 2007.

Print Name:

Exhibit 10.38

THIS SECURED CONVERTIBLE PROMISSORY NOTE AND ANY SECURITIES INTO WHICH THIS SECURED CONVERTIBLE PROMISSORY NOTE IS CONVERTIBLE HAVE BEEN ACQUIRED FOR INVESTMENT AND HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, AS AMENDED, OR QUALIFIED UNDER ANY STATE SECURITIES LAWS. SUCH SECURITIES MAY NOT BE SOLD OR TRANSFERRED IN THE ABSENCE OF SUCH REGISTRATION OR QUALIFICATION OR AN EXEMPTION THEREFROM UNDER SAID ACT AND ANY APPLICABLE STATE SECURITIES LAWS.

THIS SECURED CONVERTIBLE PROMISSORY NOTE AND ANY SECURITIES INTO WHICH THIS SECURED CONVERTIBLE PROMISSORY NOTE IS CONVERTIBLE ARE SUBJECT TO RESTRICTIONS ON TRANSFER CONTAINED IN THAT CERTAIN NOTE AND RESTRICTED STOCK PURCHASE AGREEMENT, DATED JUNE 20, 2007, WHICH RESTRICTIONS ON TRANSFER ARE INCORPORATED HEREIN BY REFERENCE.

SECURED CONVERTIBLE PROMISSORY NOTE

$[ ]	June 20, 2007
Leesburg, Virginia

FOR VALUE RECEIVED, Catcher Holdings, Inc., a Delaware corporation (the “Company”) and Catcher, Inc., a Delaware corporation and the wholly owned subsidiary of the Company (“Catcher”), jointly and severally, promise to pay to the order of [                                ], or its registered assigns (“Holder”), the principal sum of [                                        ] Dollars ($[            ]) (the “Principal”) with interest on the outstanding principal amount at the rate of ten percent (10%) per annum. Interest will be computed on the basis of a 360 day year consisting of twelve (12) thirty (30) day months, and for any periods shorter than a full calendar month, on the basis of the actual number of days elapsed in such period. Interest on this Note will accrue from the most recent date to which interest has been paid or, if no interest has been paid, from the date of Issue. Interest shall commence with the date hereof and shall continue on the outstanding principal of this Secured Convertible Promissory Note (this “Note”) until paid or converted in accordance with the provisions hereof.

1. Definitions. For purposes of this Note, the following terms shall have the following meanings (capitalized terms used herein but not otherwise defined shall have the meanings provided therefor in the applicable Agreement):

“Next Security Conversion Price” shall mean a price per security equal to the price per security paid for the Next Securities (as defined below) in the Next Financing (as defined below), provided that in no event shall such price per security exceed $0.65 per share of Common Stock issuable upon the conversion or exercise of such Next Securities, as adjusted for any stock split, dividend or other distribution, recapitalization or similar event.

“Business Day” means any day which is not a Saturday or Sunday or a legal holiday on which banks are authorized or required to be closed in Leesburg, Virginia.

“Person” shall mean an individual, a partnership, a corporation, a limited liability company, an association, a joint stock company, a trust, a joint venture, an unincorporated organization and a governmental entity or any department, agency or political subdivision thereof.

2. Note and Restricted Stock Purchase Agreement. This note (this “Note”) is issued pursuant to the terms of either (i) that certain Note and Restricted Stock Purchase Agreement, dated as of June 20, 2007, by and among the Company and the Purchasers identified on the signature pages thereto or (ii) that certain Note and Restricted Stock Purchase Agreement, dated as of April 4, 2007, by and among the Company and the Purchasers identified on the signature pages thereto, as amended (in each case, an “Agreement”). This Note is one of a series of notes (the “Notes”) that may be issued under the Agreements having like tenor and effect (except for variations necessary to express the principal amount of each of the Notes and the date on which each Note is issued) issued or to be issued by the Company in accordance with the terms of the applicable Agreement. The Notes shall rank equally without preference or priority of any kind over one another.

3. Maturity. Unless sooner paid or converted in accordance with the terms hereof, the entire unpaid principal amount and all unpaid accrued interest shall become fully due and payable on the earlier of (a) unless extended pursuant to Section 7(a)(i) below, the date that is one hundred eighty (180) days after the date hereof, (b) the closing of a Next Financing (as defined below), or (c) the acceleration of the maturity of this Note by the Holder upon the occurrence of an Event of Default (such earlier date, the “Maturity Date”).

4. Payments.

(a) Form of Payment. All payments of interest and principal (other than payment by way of conversion) shall be in lawful money of the United States of America to Holder, and shall be at the address specified in the applicable Agreement, or at such other address as may be specified from time to time by Holder in a written notice delivered to the Company.

(b) Interest Payments. The Company shall pay to Holder accrued and unpaid interest upon the Maturity Date.

(c) Prepayment. The Company shall have the right to prepay any and all amounts owed under this Note in whole or in part at any time, provided that (i) any such prepayment must be accompanied by the accrued and unpaid interest on the principal being prepaid through the date of prepayment; (ii) if such prepayment occurs before the date that is sixty (60) days after the date hereof, the principal amount due hereunder shall be equal to 76.923% of the Principal; (iii) if such prepayment occurs on or after the date that is sixty (60) days after the date hereof but less than one hundred twenty (120) days after the date hereof, the principal amount due hereunder shall be equal to 84.615% of the Principal; (iii) if such prepayment occurs on or after the date that is one hundred twenty (120) days after the date hereof but less than one hundred eighty (180) days after the date hereof, the principal amount due hereunder shall be equal to 92.308% of the Principal.

5. Conversion or Payment Upon Next Financing.

(a) Conversion into Next Securities. In the event that the Company, at any time after the date of issuance of this Note and prior to the payment in full of this Note, shall issue and sell securities (the “Next Securities”) to investors for aggregate proceeds to the Company (including cancellation of the indebtedness represented by this Note and otherwise) (a “Next Financing”), then the outstanding principal amount of this Note and all accrued but unpaid interest thereon shall, at the option of Holder, be convertible, at the closing and on the same terms and conditions of the Next Financing, into Next Securities at a conversion price equal to the Next Security Conversion Price upon surrender to the Company of this Note at the principal offices of the Company at the closing of the Next Financing. In connection with such conversion, Holder agrees to execute and deliver to the Company any documents reasonably requested by the Company to be executed by the investors in the Next Financing, including without limitation a stock purchase agreement, thereby agreeing to be bound by all obligations and receive all rights thereunder. As soon as is reasonably practicable after a conversion has been effected, the Company shall deliver to Holder a certificate or certificates representing the number of Next Securities (excluding any fractional securities) issuable by reason of such conversion pursuant to this Section 5 in such name or names and such denomination or denominations as Holder has specified.

(b) Redemption of Note. If Holder elects not to convert this Note into the Next Securities in connection with a Next Financing in accordance with Section 5(a) hereof, then the Company shall repay this Note in full within five (5) Business Days of the closing of such Next Financing.

6. Conversion Upon Notice.

(a) Individual Holder Conversion.

(i) In the event that (i) the Company elects to prepay this Note pursuant to Section 4(c) or (ii) the Holder elects to convert this Note, in each case, in whole or in part, at any time prior to the closing of a Next Financing, notice of such intention shall be delivered to the other party by registered mail at least ten (10) Business Days prior to such prepayment or conversion. Holder shall then have the right to convert all or any portion of the then outstanding principal amount of, and all accrued but unpaid interest on, this Note into shares of Common Stock at a conversion price per share equal to the average closing price as quoted on the OTC Bulletin Board for the five (5) trading day period immediately prior to the date of such notice, provided that in no event shall such price exceed $0.65 per share, upon Holder’s surrender to the Company of this Note at the principal office of the Company within three (3) Business Days of such notice. In the event that only a portion of this Note is being converted, the Company shall issue a replacement Note representing the remaining Principal Amount of the Note that has not been converted.

(b) Effectiveness of Conversion. Any conversion pursuant to this Section 6 shall be deemed to have been effected as of the close of business on the date on which this Note is surrendered at the principal office of the Company pursuant to Section 6(a)(i). At such time as such conversion has been effected, the rights of Holder under this Note, to the extent of the conversion, shall cease, and Holder shall thereafter be deemed to have become the holder of record of the shares of the Company’s Common Stock issuable upon such conversion.

(c) Issuance of Certificates. As soon as is reasonably practicable after a conversion has been effected, the Company shall deliver to Holder a certificate or certificates representing the number of shares of Common Stock (excluding any fractional share) issuable by reason of such conversion pursuant to this Section 6 in such name or names and such denomination or denominations as Holder has specified.

(d) No Fractional Shares. If any fractional share of capital stock would, except for the provisions hereof, be deliverable upon conversion of this Note, the Company, in lieu of delivering such fractional share, shall pay an amount equal to the value of such fractional share, as determined by the per share conversion price used to effect such conversion.

7. Default.

(a) Events of Default. For purposes of this Note, any of the following events which shall occur shall constitute an “Event of Default”:

(i) any indebtedness under this Note is not paid when and as the same shall become due and payable, whether at maturity, by acceleration, or otherwise, and any such amount shall remain unpaid for a period of thirty (30) days after the delivery of notice of nonpayment, provided, however, that an Event of Default shall be deemed not to occur under this Section 7(a)(i), the Maturity Date shall be extended by sixty (60) days and the amount due hereunder shall be increased by 7.692% of the Principal (which shall be in addition to any previous increases under this Section 7(a)(i)) (each, an “Extension”) if no other Event of Default has occurred and the Holder notifies the Company three (3) Business Days prior to the date when an Event of Default would otherwise occur under this Section 7(a)(i) of its intent to allow an Extension;

(ii) the Company shall (A) apply for or consent to the appointment of a receiver, trustee, custodian or liquidator of itself or any part of its property, (B) become subject to the appointment of a receiver, trustee, custodian or liquidator for itself or any part of its property if such appointment is not terminated or dismissed within sixty (60) days, (C) make an assignment for the benefit of creditors, (D) institute any proceedings under the United States Bankruptcy Code or any other federal or state bankruptcy, reorganization, receivership, insolvency or other similar law affecting the rights of creditors generally, or file a petition or answer seeking reorganization or an arrangement with creditors to take advantage of any insolvency law, or file an answer admitting the material allegations of a bankruptcy, reorganization or insolvency petition filed against it, (E) become subject to any involuntary proceedings under the United States Bankruptcy Code or any other federal or state bankruptcy, reorganization, receivership, insolvency or other similar law affecting the rights of creditors generally, which proceeding is not dismissed within sixty (60) days of filing, or have an order for relief entered against it in any proceeding under the United States Bankruptcy Code, or (F) fail generally or admit in writing to its inability to pay its debts as they become due; or

(iii) the Company shall liquidate, wind up or dissolve.

(b) Consequences of Events of Default. If any Event of Default shall occur for any reason, whether voluntary or involuntary, and be continuing, Holder may, upon notice or demand, declare the outstanding indebtedness under this Note to be due and payable, whereupon the outstanding indebtedness under this Note shall be and become immediately due and payable, and the Company shall immediately pay to Holder all such indebtedness.

8. Security. As security for the full, prompt, complete and final payment and performance when due (whether at stated maturity, by acceleration or otherwise) of the amounts due hereunder, and in order to induce Holder to make the loan to the Company, the Company and Catcher hereby grant, assign, convey, mortgage, pledge, hypothecate and transfer to Holder a continuing security interest in all of its respective right, title and interest in and to all assets of the Company and Catcher, whether now owned or hereafter acquired, together with all proceeds of the foregoing and all accessions to, substitutions and replacements therefor, including without limitation, the Issued Patents and Provisional Patents listed on Exhibit A, attached hereto, which includes the patents assigned by Ira Tabankin and John Sutton pursuant to the Assignment Agreement attached hereto as Exhibit B, and all other patents, trademarks and other intellectual property of the Company and Catcher. Upon issuance of this Note, the Company and Catcher shall duly execute, deliver and file a form UCC-1, in the form attached hereto as Exhibit C with the Secretary of State of the State of Delaware.

9. Lost, Stolen, Destroyed or Mutilated Notes. In case any Note shall be mutilated, lost, stolen or destroyed, the Company shall issue a new Note of like date, tenor and denomination and deliver the same in exchange and substitution for and upon surrender and cancellation of any mutilated Note, or in lieu of any Note lost, stolen or destroyed, upon receipt of an affidavit of lost, stolen or destroyed note in a form satisfactory to the Company.

10. Governing Law. This Note is to be construed in accordance with and governed by the laws of the State of Virginia.

11. Amendment and Waiver. Any term of this Note may be amended and the observance of any term of this Note may be waived (either generally or in a particular instance and either retroactively or prospectively), only with the written consent of the Company and Purchasers holding more than 50% of the aggregate Loan Amount outstanding under all Notes issued pursuant to the Agreements.

12. Notices. Except as may be otherwise provided herein, all notices, requests, waivers and other communications made pursuant to this Note shall be made in accordance with Section 5.3 of the applicable Agreement.

13. Severability. If one or more provisions of this Note are held to be unenforceable under applicable law, such provision shall be excluded from this Note and the balance of the Note shall be interpreted as if such provision were so excluded and shall be enforceable in accordance with its terms.

14. Note Transferable. Subject to compliance with applicable federal and state securities laws and the transfer restrictions set forth in the applicable Agreement, under which this Note was issued, this Note and all rights hereunder may be transferred, in whole or in part, without charge to Holder (except for transfer taxes), and, thereafter, upon surrender of this Note properly endorsed and in compliance with the provisions of the applicable Agreement; provided, however, that in the event Holder desires to sell or otherwise transfer this Note to any third party, (i) Holder shall provide the Company with prior written notice of such sale or transfer (including the terms and conditions of such proposed sale or transfer) and the Company shall have a right of first refusal for thirty (30) days following the Company’s receipt of such notice, at the Company’s option to prepay or redeem this Note or purchase this Note on the terms set forth in such notice and (ii) any transferee of this Note shall agree in writing to be bound by the transfer restrictions in the applicable Agreement.

15. Payments. Whenever any payment of cash is to be made by the Company to the Holder pursuant to this Note, such payment shall be made in lawful money of the United States of America by either (a) a check drawn on the account of the Company and sent via overnight courier service to Holder at such address as previously provided to the Company in writing (which address, in the case of Holder as of the date of issuance hereof, shall initially be the address for Holder as set forth in the applicable Agreement) or (b) via wire transfer of immediately available funds. Whenever any payment to be made shall otherwise be due on a day that is not a Business Day, such payment shall be made on the immediately succeeding Business Day.

IN WITNESS WHEREOF, the Company has caused this Note to be duly executed by its officers, thereunto duly authorized as of the date first above written.

CATCHER HOLDINGS, INC.

By:	/s/ Denis McCarthy
Name:	Denis McCarthy
Title:	Chief Financial Officer

EXHIBIT A

PATENTS

EXHIBIT B

ASSIGNMENT AGREEMENT

EXHIBIT C

FORM OF UCC-1

Exhibit 10.39

REGISTRATION RIGHTS AGREEMENT

This agreement, dated as of June 20, 2007 (this “Agreement”) is entered into by and among Catcher Holdings, Inc., a Delaware corporation (the “Company”), and the persons and entities listed on Exhibit A hereto (each an “Investor” and collectively, the “Investors”).

Recitals

WHEREAS, the Company and certain Investors have entered into either (i) a Note and Restricted Stock Purchase Agreement, dated as of June 20, 2007 by and among the Company and the Purchasers signatory thereto (the “New Note and Restricted Stock Purchase Agreement”) or (ii) the Note and Restricted Stock Purchase Agreement, dated as of April 4, 2007 by and among the Company and the Purchasers signatory thereto, as amended (the “Old Note and Restricted Stock Purchase Agreement”, and together with the New Note and Restricted Stock Purchase Agreement the “Note and Restricted Stock Purchase Agreements”), pursuant to which certain Investors will purchase or have purchased Secured Convertible Promissory Notes (the “Notes”) and shares of restricted Common Stock of the Company (the “Shares”); and

WHEREAS, the Company and the Investors desire to provide for certain arrangements with respect to the registration of the Shares and the Registrable Conversion Shares (as defined below) under the Securities Act of 1933, as amended (the “Securities Act”);

NOW, THEREFORE, in consideration of the mutual promises and covenants contained in this agreement, the parties hereto agree as follows:

1. Certain Definitions.

As used in this agreement, the following terms shall have the following respective meanings:

1.1. The term “Commission” means the Securities and Exchange Commission, or any other federal agency at the time administering the Securities Act.

1.2 The term “Filing Date” means, (a) with respect to the initial registration statement required to be filed hereunder, the 60th calendar day following the date of the final closing under the New Note and Restricted Stock Purchase Agreement (the “Final Closing Date”), and (b) with respect to any additional registration statements which may be required to be filed pursuant to Section 5.11, the 30th calendar day following the date on which the Company first knows, or reasonably should have known, that such additional registration statement is required hereunder.

1.3 The term “Holder” shall mean any person owning or having the right to acquire Registrable Securities or any permitted transferee of a Holder.

1.4 The terms “register,” “registered” and “registration” refer to a registration effected by preparing and filing a registration statement or similar document in compliance with the Securities Act, and the declaration or order of effectiveness of such registration statement or document.

1.5 The term “Registrable Conversion Securities” shall mean the shares of Common Stock issuable upon the conversion of the Notes pursuant to Section 6 thereof and any securities issued or issuable upon any stock split, dividend or other distribution, recapitalization or similar event with respect to the foregoing; provided, however, that such securities shall only be treated as Registrable Securities if and only for so long as they (i) have not been disposed of pursuant to a registration statement declared effective by the Commission; (ii) have not been sold in a transaction exempt from the registration and prospectus delivery requirements of the Securities Act so that all transfer restrictions and restrictive legends with respect thereto are removed upon the consummation of such sale; and (iii) are held by a Holder.

1.6 The term “Registrable Non-Conversion Securities” shall mean the Shares and any securities issued or issuable upon any stock split, dividend or other distribution, recapitalization or similar event with respect to the foregoing; provided, however, that such securities shall only be treated as Registrable Securities if and only for so long as they (i) have not been disposed of pursuant to a registration statement declared effective by the Commission; (ii) have not been sold in a transaction exempt from the registration and prospectus delivery requirements of the Securities Act so that all transfer restrictions and restrictive legends with respect thereto are removed upon the consummation of such sale; and (iii) are held by a Holder.

1.7 The term “Registrable Securities” shall mean the Registrable Conversion Securities and the Registrable Non-Conversion Securities.

1.8 The term “Selling Holders” shall mean the Holders selling their Registrable Securities.

2 Mandatory Registration.

2.1 The Company agrees that on or prior to each relevant Filing Date, it will file a registration statement on Form SB-2 (or on such other form appropriate for such purpose) (the “Mandatory Registration”) covering the resale of the Registrable Non-Conversion Securities within 60 days of the Final Closing Date.

2.2 The Company agrees that it will use its commercially reasonable efforts and will cooperate fully with the Commission to cause such registration statement to be declared effective by the Commission as promptly as possible after the filing thereof, including without limitation by using its commercially reasonable efforts to respond to any comments of the Commission within thirty (30) calendar days following receipt of the initial comments from the Commission and within fifteen (15) business days following receipt of any additional comments received from the Commission.

2.3 Each Holder agrees to furnish to the Company a completed Questionnaire in the form attached to this Agreement as Annex B (a “Selling Holder Questionnaire”). The Company shall not be required to include in a Registration Statement the Registrable Non-Conversion Securities of any Holder who fails to furnish to the Company a fully completed Selling Holder Questionnaire at least ten (10) trading days prior to the Filing Date.

2.4 Notwithstanding any other provision of this Section 2, if the Company determines that it is desirable in order to comply with the requirements of the Commission that the number of securities to be registered (including Registrable Non-Conversion Securities) in such registration be reduced, then the Company shall so advise all Holders of Registrable Non-Conversion Securities that would otherwise be registered pursuant hereto, and the number of shares that may be included in the registration shall be allocated to as follows: First, to the Holders of the Registrable Non-Conversion Securities sold pursuant to the Note and Restricted Stock Purchase Agreements; and second, to the Holders of the Company’s securities to whom the Company has granted, prior to the date hereof, or does grant, after the date hereof, rights to registration, in each case on a pro rata basis (as nearly as practicable) based on the number of Registrable Non-Conversion Securities or other securities held by all such Holders; provided, however, that none of the Company’s securities held by officers and directors shall be included in such registration unless and until all Registrable Non-Conversion Securities requested to be included in such registration are in fact included.

3 Request for Registration.

3.1 Subject to the conditions of this Section 3, if the Company shall receive at any time a written request from the Holders of a majority or more of the Registrable Conversion Securities then outstanding (the “Initiating Holders”) that the Company file a registration statement under the Securities Act covering the registration of at least twenty-five percent (25%) of the Registrable Conversion Securities issuable upon conversion of Notes then outstanding, then the Company shall, within twenty (20) days of the receipt thereof, give written notice of such request to all Holders, and subject to the limitations of this Section 3.1, use commercially reasonable efforts to file such registration statement within thirty (30) days of the receipt of the Holders’ notice, as discussed below, and effect, as soon as practicable, the registration under the Securities Act of all Registrable Conversion Securities that the Holders request to be registered in a written request received by the Company within twenty (20) days of the mailing of the Company’s notice pursuant to this Section 3.1; provided, however, that the obligations of the Company under this Section 3 shall be contingent upon the Holders of such Registrable Conversion Securities executing an amendment to the Notes fixing the conversion price located in Section 5(a) or Section 6(a) thereof. Subject to the foregoing sentence, the Holders shall not be required to convert the Notes in order to request registration or to have such Registrable Conversion Securities included on a registration statement filed pursuant to this Section 3.

3.2 If the Initiating Holders intend to distribute the Registrable Conversion Securities covered by their request by means of an underwriting, they shall so advise the Company as a part of their request made pursuant to this Section 3 and the Company shall include such information in the written notice referred to in Section 3.1. In such event the right of any Holder to include its Registrable Conversion Securities in such registration shall be conditioned upon such Holder’s participation in such underwriting and the inclusion of such Holder’s Registrable Conversion Securities in the underwriting (unless otherwise mutually agreed by a majority in interest of the Initiating Holders and such Holder) to the extent provided herein. All Holders proposing to distribute their securities through such underwriting shall enter into an underwriting agreement in customary form with the underwriter or underwriters selected for such underwriting by the Company. Notwithstanding any other provision of this Section 3, if the underwriter advises the Company that marketing factors require a limitation of the number of securities underwritten (including Registrable Conversion Securities), then the Company shall so advise all Holders of Registrable Securities that would otherwise be underwritten pursuant hereto, and the number of shares that may be included in the underwriting shall be allocated to the Holders of such Registrable Conversion Securities on a pro rata basis (as nearly as practicable) based on the number of Registrable Securities held by all such Holders (including the Initiating Holders). Any Registrable Conversion Securities excluded or withdrawn from such underwriting shall be withdrawn from the registration.

3.3 In addition, the Company shall not be required to effect a registration pursuant to this Section 3:

(i) after the Company has effected one (1) registration pursuant to this Section 3, and such registration has been declared or ordered effective;

(ii) during the period starting with the date sixty (60) days prior to the Company’s good faith estimate of the date of the filing of, and ending on a date one hundred eighty (180) days following the effective date of, a Company-initiated registration, provided that the Company is actively employing in good faith all reasonable efforts to cause such registration statement to become effective;

(iii) if the Company shall furnish to Holders requesting a registration pursuant to this Section 3, a certificate signed by the Company’s Chief Executive Officer or Chairman of the Board stating that in the judgment of the Board of Directors of the Company, it would be detrimental to the Company and its stockholders for such registration to be effected at such time or would require premature disclosure in such registration statement (or the prospectus relating thereto) of material, nonpublic information concerning the Company, its business or prospects or any proposed material transaction involving the Company, in which event the Company shall have the right to defer such filing for a period of not more than six (6) months after receipt of the request of the Initiating Holders; or

(iv) in any particular jurisdiction in which the Company would be required to execute a general consent to service of process in effecting such registration, unless the Company is already subject to service in such jurisdiction and except as may be required under the Securities Act.

3.4 Notwithstanding any other provision of this Section 3, if the Company determines that it is desirable in order to comply with the requirements of the Commission that the number of securities to be registered (including Registrable Conversion Securities) in such registration be reduced, then the Company shall so advise all Holders of Registrable Conversion Securities that would otherwise be registered pursuant hereto, and the number of shares that may be included in the registration shall be allocated to as follows: First, to the Holders of the Registrable Conversion Securities issuable pursuant to the conversion of the Notes issued pursuant to the Note and Restricted Stock Purchase Agreements; and second, to the Holders of the Company’s securities to whom the Company has granted, prior to the date hereof, or does grant, after the date hereof, rights to registration, in each case on a pro rata basis (as nearly as practicable) based on the number of Registrable Conversion Securities or other securities held by all such Holders; provided, however, that none of the Company’s securities held by officers and directors shall be included in such registration unless and until all Conversion Registrable Securities requested to be included in such registration are in fact included.

3.5 Notwithstanding any other provision of this Agreement, in the event that the Notes are converted into Next Securities (as that term is defined in the Notes) pursuant to Section 5 thereof, the registration rights of such Next Securities will be granted pursuant to a registration rights agreement to be executed in connection with the Next Financing (as that term is defined in the Notes) and this Agreement shall not apply to such Next Securities.

4. Registration Rights in Connection with a Financing. Upon conversion of the Notes in accordance with Section 5(a) thereof, the Holders shall become party to the Registration Rights Agreement covering the Next Securities (as that term is defined in the Notes), provided, however, that such Registration Rights Agreement shall contain terms no less favorable than the terms contained herein.

5. Registration Procedures. Whenever required under this Agreement to include Registrable Securities in a registration statement, the Company shall, as expeditiously as commercially reasonably possible:

5.1 Use its commercially reasonable efforts to cause such registration statement to remain effective until the later to occur of (i) two (2) years from the date of this Agreement, or (ii) such time that all of such Registrable Securities covered by such Registration Statement are no longer, by reason of Rule 144(k) under the Securities Act, required to be registered for the sale thereof by such Holders. The Company will also use commercially reasonable efforts to, during the period that such registration statement is required to be maintained hereunder, file such post-effective amendments and supplements thereto as may be required by the Securities Act and the rules and regulations thereunder; provided, however, that if applicable rules under the Securities Act governing the obligation to file a post-effective amendment permits, in lieu of filing a post-effective amendment that (A) includes any prospectus required by Section 10(a)(3) of the Securities Act or (B) reflects facts or events representing a material or fundamental change in the information set forth in the registration statement, the Company may incorporate by reference information required to be included in (A) and (B) above to the extent such information is contained in periodic reports filed pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), in the registration statement.

5.2 Prepare and file with the Commission such amendments and supplements to such registration statement, and the prospectus used in connection with such registration statement, as may be necessary to comply with the provisions of the Securities Act with respect to the disposition of all securities covered by such registration statement.

5.3 Furnish to the Selling Holders such numbers of copies of a prospectus, including a preliminary prospectus as amended or supplemented from time to time, in conformity with the requirements of the Securities Act, and such other documents as they may reasonably request in order to facilitate the disposition of Registrable Securities owned by them.

5.4 Use its commercially reasonable efforts to register and qualify the securities covered by such registration statement under state securities laws of such jurisdictions as shall be reasonably requested by the Selling Holders; provided, however, that the Company shall not be required in connection therewith or as a condition thereto to qualify to do business or to file a general consent to service of process in any such states or jurisdictions, unless the Company is already subject to service in such jurisdiction and except as may be required by the Securities Act.

5.5 In the event of any underwritten public offering, enter into and perform its obligations under an underwriting agreement, in usual and customary form, with the managing underwriter of such offering. Each Selling Holder participating in such underwriting shall also enter into and perform its obligations under such an agreement.

5.6 Notify each Holder of Registrable Securities covered by such registration statement, at any time when a prospectus relating thereto is required to be delivered under the Securities Act: (i) when the registration statement or any post-effective amendment thereto has become effective; (ii) of the issuance by the Commission of any stop order or the initiation of proceedings for that purpose (in which event the Company shall make every reasonable effort to obtain the withdrawal of any order suspending effectiveness of the registration statement at the earliest possible time or prevent the entry thereof); (iii) of the receipt by the Company of any notification with respect to the suspension of the qualification of the Registrable Securities for sale in any jurisdiction or the initiation of any proceeding for such purpose; and (iv) when the Company notifies the Commission of the happening of any event as a result of which the prospectus included in such registration statement, as then in effect, includes an untrue statement of a material fact or omits to state a material fact required to be stated therein or necessary to make the statements therein not misleading in the light of the circumstances then existing.

5.7 Cause all such Registrable Securities registered hereunder to be listed on each securities exchange or quotation service on which similar securities issued by the Company are then listed or quoted.

5.8 Provide a transfer agent and registrar for all Registrable Securities registered pursuant hereto and with the CUSIP number for all such Registrable Securities, not later than the effective date of such registration.

5.9 Cooperate with the Selling Holders and the managing underwriters, if any, to facilitate the timely preparation and delivery of certificates representing the Registrable Securities to be sold, which certificates will not bear any restrictive legends; and enable such Registrable Securities to be in such denominations and registered in such names as the managing underwriters, if any, shall request at least two business days prior to any sale of the Registrable Securities to the underwriters.

5.10 If the offering is underwritten and at the request of any Selling Holder, use its commercially reasonable efforts to furnish on the date that Registrable Securities are delivered to the underwriters for sale pursuant to such registration: (i) opinions dated such date of counsel representing the Company for the purposes of such registration, addressed to the underwriters and the transfer agent for the Registrable Securities so delivered, respectively, to the effect that such registration statement has become effective under the Securities Act and such Registrable Securities are freely tradable, and covering such other matters as are customarily covered in opinions of issuer’s counsel delivered to underwriters and transfer agents in underwritten public offerings and (ii) a letter dated such date from the independent public accountants who have certified the financial statements of the Company included in the registration statement or the prospectus, covering such matters as are customarily covered in accountants’ letters delivered to underwriters in underwritten public offerings.

5.11 If at any time after a registration statement relating to the Registrable Non-Conversion Securities is declared effective less than 90% of the then Registrable Non-Conversion Securities are then registered in one or more registration statements, then the Company shall, upon written request of a majority in interest of the Holders of Registrable Non-Conversion Securities, file as soon as reasonably practicable but in any case prior to the applicable Filing Date, an additional registration statement covering the resale by the Holders of not less than 100% of the number of then Registrable Non-Conversion Securities. For purposes of this Section 5.11, Registrable Non-Conversion Securities held by Holders who have not furnished a Selling Stockholder Questionnaire at the time a registration statement referred to in (i) or (ii) above, as applicable, is declared effective or who have requested that their Registrable Non-Conversion Securities not be included in a registration statement, shall not be included in determining the percent of Registrable Non-Conversion Securities then registered pursuant to one or more registration statements.

5.12 Use commercially reasonable efforts to avoid the issuance of, or, if issued, obtain the withdrawal of (a) any order suspending the effectiveness of a registration statement, or (b) any suspension of the qualification (or exemption from qualification) of any of the Registrable Securities for sale in any jurisdiction, at the earliest practicable moment.

6. Furnish Information. It shall be a condition precedent to the obligation of the Company to take any action with respect to the Registrable Securities of any Selling Holder that such Holder shall furnish to the Company such information regarding the Holder, the Registrable Securities held by the Holder, and the intended method of disposition of such securities as shall be reasonably required by the Company to effect the registration of such Holder’s Registrable Securities.

7. Registration Expenses. All fees and expenses incident to the performance of or compliance with this Agreement by the Company shall be borne by the Company whether or not any Registrable Securities are sold pursuant to a registration statement. The fees and expenses referred to in the foregoing sentence shall include, without limitation, (a) all registration and filing fees (including, without limitation, fees and expenses (i) with respect to filings required to be made with the trading market on which the Common Stock is then listed for trading, and (ii) in compliance with applicable state securities or Blue Sky laws reasonably agreed to by the Company in writing (including, without limitation, fees and disbursements of counsel for the Company in connection with Blue Sky qualifications or exemptions of the Registrable Securities and determination of the eligibility of the Registrable

Securities for investment under the laws of such jurisdictions as requested by the Holders), (b) printing expenses (including, without limitation, expenses of printing certificates for Registrable Securities and of printing prospectuses requested by the Holders), (c) messenger, telephone and delivery expenses, (d) fees and disbursements of counsel for the Company, and (e) fees and expenses of all other Persons retained by the Company in connection with the consummation of the transactions contemplated by this Agreement. In addition, the Company shall be responsible for all fees and expenses incurred in connection with the listing of the Registrable Securities on any securities exchange as required hereunder. In no event shall the Company be responsible for any broker or similar commissions or any legal fees or other costs of the Holders.

8. Indemnification. In the event that any Registrable Securities are included in a registration statement under this Agreement:

8.1 To the extent permitted by law, the Company will indemnify and hold harmless each Holder, any underwriter (as defined in the Securities Act) for such Holder and each person, if any, who controls such Holder or underwriter within the meaning of the Securities Act or the Exchange Act, against any losses, claims, damages, or liabilities (joint or several) to which they may become subject under the Securities Act, or the Exchange Act, insofar as such losses, claims, damages, or liabilities (or actions in respect thereof) arise out of or are based upon any of the following statements, omissions or violations (collectively a “Violation”) in connection with the Company’s obligations under this Agreement: (i) any untrue statement of a material fact contained in such registration statement, including any preliminary prospectus or final prospectus contained therein or any amendments or supplements thereto, (ii) the omission to state therein a material fact required to be stated therein, or necessary to make the statements therein made, under the circumstances in which they were made, not misleading, or (iii) any violation by the Company of the Securities Act, the Exchange Act, or any rule or regulation promulgated under the Securities Act, or the Exchange Act, and the Company will pay to each such Holder, underwriter or controlling person, as incurred, any legal or other expenses reasonably incurred by them in connection with investigating or defending any such loss, claim, damage, liability, or action; provided, however, that the indemnity agreement contained in this Section 8.1. shall not apply to amounts paid in settlement of any such loss, claim, damage, liability, or action if such settlement is effected without the consent of the Company, nor shall the Company be liable in any such case for any such loss, claim, damage, liability, or action to the extent that it arises out of or is based upon a Violation which occurs in reliance upon and in conformity with written information furnished expressly for use in connection with such registration by any such Holder, underwriter or controlling person. The Company shall notify the Holders promptly of the institution, threat or assertion of any proceeding or other action arising from or in connection with the transactions contemplated by this Agreement of which the Company is aware.

8.2 To the extent permitted by law, each Selling Holder will indemnify and hold harmless the Company, each of its directors, each of its officers, each person, if any, who controls the Company within the meaning of the Securities Act, any underwriter, any other Holder selling securities in such registration statement and any controlling person of any such underwriter or other Holder, against any losses, claims, damages, or liabilities (joint or several) to which any of the foregoing persons may become subject, under the Securities Act, or the Exchange Act, insofar as such losses, claims, damages, or liabilities (or actions in respect thereto) arise out of or are based upon any Violation, in each case to the extent (and only to the extent) that such Violation occurs in reliance upon and in conformity with written information furnished by such Holder expressly for use in connection with such registration; and each such Holder will pay, as incurred, any legal or other expenses reasonably incurred by any person intended to be indemnified pursuant to this Section 8.2, in connection with investigating or defending any such loss, claim, damage, liability, or action; provided, however, that the indemnity agreement contained in this Section 8.2 shall not apply to amounts paid in settlement of any such loss, claim, damage, liability or action if such settlement is effected without the consent of the Holder, which consent shall not be unreasonably withheld. In no event shall the liability of any Selling Holder hereunder be greater in amount than the dollar amount of the net proceeds received by such Holder upon the sale of the Registrable Securities giving rise to such indemnification obligation.

8.3 Promptly after receipt by an indemnified party under this Section 6 of notice of the commencement of any action (including any governmental action), such indemnified party shall, if a claim in respect thereof is to be made against any indemnifying party under this Section 6, deliver to the indemnifying party a written notice of the commencement thereof and the indemnifying party shall have the right to participate in, and, to the extent the indemnifying party so desires, jointly with any other indemnifying party similarly notified, to assume the defense thereof with counsel selected by the indemnifying party and approved by the indemnified party (whose approval shall not be unreasonably withheld); provided, however, that an indemnified party (together with all other indemnified parties which may be represented without conflict by one counsel) shall have the right to retain one separate counsel, with the fees and expenses to be paid by the indemnifying party, if, in the opinion of counsel to the indemnified party, representation of such indemnified party by the counsel retained by the indemnifying party would be inappropriate due to actual or potential differing interests between such indemnified party and any other party represented by such counsel in such proceeding. The failure to deliver written notice to the indemnifying party within a reasonable time of the commencement of any such action, if prejudicial to its ability to defend such action, shall relieve such indemnifying party of any liability to the indemnified party under this Section 8.

8.4 If the indemnification provided for in this Section 8 is held by a court of competent jurisdiction to be unavailable to an indemnified party with respect to any loss, liability, claim, damage, or expense referred to therein, then the indemnifying party, in lieu of indemnifying such indemnified party hereunder, shall contribute to the amount paid or payable by such indemnified party as a result of such loss, liability, claim, damage, or expense in such proportion as is appropriate to reflect the relative fault of the indemnifying party on the one hand and of the indemnified party on the other in connection with the statements or omissions that resulted in such loss, liability, claim, damage, or expense as well as any other relevant equitable considerations. The relative fault of the indemnifying party and of the indemnified party shall be determined by reference to, among other things, whether the untrue or alleged untrue statement of a material fact or the alleged omission to state a material fact relates to information supplied by the indemnifying party or by the indemnified party and the parties’ relative intent, knowledge, access to information, and opportunity to correct or prevent such statement or omission. The parties hereto agree that it would not be just and equitable if contribution pursuant to this Section 8.4 were determined by pro rata allocation or by any other method of allocation that does not take into account the equitable considerations referred to in the immediately preceding paragraph. Notwithstanding the provisions of this Section 8.4, no Holder shall be required to contribute, in the aggregate, any amount in excess of the amount by which the proceeds actually received by such Holder from the sale of the Registrable Securities exceeds the amount of any damages that such Holder has otherwise been required to pay by reason of such untrue or alleged untrue statement or omission or alleged omission.

8.5 Notwithstanding the foregoing, to the extent that the provisions on indemnification and contribution contained in an underwriting agreement entered into in connection with an underwritten public offering are in conflict with the foregoing provisions, the provisions in such underwriting agreement shall control.

8.6 The obligations of the Company and Holders under this Section 6 shall survive the termination of this Agreement.

9. General.

9.1 Severability. The invalidity or unenforceability of any provision of this agreement shall not affect the validity or enforceability of any other provision of this agreement.

9.2 Specific Performance. In addition to any and all other remedies that may be available at law in the event of any breach of this agreement, each Investor shall be entitled to specific performance of the agreements and obligations of the Company hereunder and to such other injunctive or other equitable relief as may be granted by a court of competent jurisdiction.

9.3 Governing Law. All questions concerning the construction, validity, enforcement and interpretation of this Agreement shall be governed by and construed and enforced in accordance with the internal laws of the State of Virginia, without regard to the principles of conflicts of law thereof. Each party hereby irrevocably submits to the exclusive jurisdiction of the state and federal courts sitting in the City of Roanoke, County of Roanoke, for the adjudication of any dispute hereunder or in connection herewith or with any transaction contemplated hereby or discussed herein, and hereby irrevocably waives, and agrees not to assert in any suit, action or proceeding, any claim that it is not personally subject to the jurisdiction of any such court, that such suit, action or proceeding is improper. Each party hereby irrevocably waives personal service of process and consents to process being served in any such suit, action or proceeding by mailing a copy thereof to such party at the address in effect for notices to it under this Agreement and agrees that such service shall constitute good and sufficient service of process and notice thereof. Nothing contained herein shall be deemed to limit in any way any right to serve process in any manner permitted by law. Each party hereto hereby irrevocably waives, to the fullest extent permitted by applicable law, any and all right to trial by jury in any legal proceeding arising out of or relating to this Agreement or the transactions contemplated hereby. If either party shall commence a proceeding to enforce any provisions of this Agreement, then the prevailing party in such Proceeding shall be reimbursed by the other party for its attorneys’ fees and other costs and expenses incurred with the investigation, preparation and prosecution of such proceeding.

9.4 Notices. All notices, requests, consents, and other communications under this agreement shall be in writing and shall be deemed delivered (i) in the case of Investors located in the United States only, two business days after being sent by registered or certified mail, return receipt requested, postage prepaid, and in the case of Investors located outside the United States, ten days after being sent by air mail, postage prepaid, or (ii) the scheduled delivery date after being sent via a reputable nationwide courier service (no signed receipt being necessary), or (iii) by fax with electronic confirmation of receipt, or (iv) by electronic mail, with no notice of delivery failure, in each case to the intended recipient as set forth below:

If to the Company:

Catcher Holdings, Inc.
44084 Riverside Parkway
Leesburg, VA 20176
Fax: (925) 887-6747
Email: dmccarthy@catcherinc.com

Copy to:	Morrison & Foerster, LLP
12531 High Bluff Drive, Suite 100
San Diego, California 92130
Attention: Jeremy D. Glaser
Fax: (858) 523-2822
Email: jglaser@mofo.com

If to an Investor, at the address set forth on Exhibit A for such Investor, or at such other address or addresses as may have been furnished to the Company in writing by such Investor.

9.5 Complete Agreement. This agreement constitutes the entire agreement and understanding of the parties hereto with respect to the subject matter hereof and supersedes all prior agreements and understandings relating to such subject matter.

9.6 Amendments and Waivers. Any term of this agreement may be amended or terminated and the observance of any term of this agreement may be waived (either generally or in a particular instance and either retroactively or prospectively), with the written consent of the Company and the holders of a majority of the Registrable Securities; provided, that this agreement may be amended with the consent of the holders of less than all Registrable Securities only in a manner which applies on its face to all such holders in substantially the same fashion. Any such amendment, termination or waiver effected in accordance with this Section 9.6 shall be binding on all parties hereto, even if they do not execute such consent. No waivers of or exceptions to any term, condition or provision of this agreement, in any one or more instances, shall be deemed to be, or construed as, a further or continuing waiver of any such term, condition or provision.

9.7 Pronouns. Whenever the context may require, any pronouns used in this agreement shall include the corresponding masculine, feminine or neuter forms, and the singular form of nouns and pronouns shall include the plural, and vice versa.

9.8 Counterparts; Faxed Signatures. This agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, and all of which together shall constitute one and the same document. This agreement may be executed by faxed signatures. In connection with any Closing pursuant to the Note and Warrant Purchase Agreements, any purchaser participating in such closing shall execute and deliver a copy of the Purchaser Questionnaire and a counterpart signature page to, and thereby, without further action by any Investor, become a party to and be deemed an Investor under, this Agreement, and all schedules and exhibits hereto shall automatically be updated to reflect such purchaser as a party hereto.

9.9 Section Headings. The section headings are for the convenience of the parties and in no way alter, modify, amend, limit or restrict the contractual obligations of the parties.

9.10 Successors and Assigns. This Agreement shall inure to the benefit of and be binding upon the successors and permitted assigns of each of the parties and shall inure to the benefit of each Holder. The Company may not assign its rights or obligations hereunder without the prior written consent of all of the Holders of the then-outstanding Registrable Securities. Each Holder may assign its respective rights hereunder in the manner and to the persons as permitted under either the New Note and Restricted Stock Purchase Agreement or Old Note and Restricted Stock Purchase Agreement, as applicable

9.11 Independent Nature of Purchasers’ Obligations and Rights. The obligations of each Investor hereunder are several and not joint with the obligations of any other Investor hereunder, and no Investor shall be responsible in any way for the performance of the obligations of any other Investor hereunder. Nothing contained herein or in any other agreement or document delivered at any closing, and no action taken by any Investor pursuant hereto or thereto, shall be deemed to constitute the Investors as a partnership, an association, a joint venture or any other kind of entity, or create a presumption that the

Investors are in any way acting in concert with respect to such obligations or the transactions contemplated by this Agreement. Each Investor shall be entitled to protect and enforce its rights, including without limitation the rights arising out of this Agreement, and it shall not be necessary for any other Investor to be joined as an additional party in any proceeding for such purpose.

9.12 Discontinued Disposition. Each Holder agrees by its acquisition of such Registrable Securities that, upon receipt of a notice from the Company of the occurrence of any event of the kind described in Section 5.6, such Holder will forthwith discontinue disposition of such Registrable Securities under a Registration Statement until such Holder’s receipt of the copies of the supplemented Prospectus and/or amended Registration Statement, or until it is advised in writing by the Company that the use of the applicable Prospectus may be resumed, and, in either case, has received copies of any additional or supplemental filings that are incorporated or deemed to be incorporated by reference in such Prospectus or Registration Statement.

9.13 Deferral. Notwithstanding anything in this Agreement to the contrary, if the Company shall furnish to the Investors a certificate signed by the President or Chief Executive Officer of the Company stating that the Board of Directors of the Company has made the good faith determination (a) that continued use by the Investors of an effective registration statement for purposes of effecting offers or sales of Registrable Securities pursuant thereto would require, under the Securities Act, premature disclosure in the registration statement (or the prospectus relating thereto) of material, nonpublic information concerning the Company, its business or prospects or any proposed material transaction involving the Company, (b) that such premature disclosure would be materially adverse to the Company, its business or prospects or any such proposed material transaction or would make the successful consummation by the Company of any such material transaction significantly less likely and (c) that it is therefore essential to suspend the use by the Investors of any such registration statement (and the prospectus relating thereto) for purposes of effecting offers or sales of Registrable Securities pursuant thereto, then the right of the Investors to use any such registration statement (and the prospectus relating thereto) for purposes of effecting offers or sales of Registrable Securities pursuant thereto shall be suspended until further notice by the Company (the “Suspension Period”); provided, however, that the Company will use its reasonable best efforts to notify the Investors at such time that it is no longer essential to suspend the use by the Investors of any such registration statement (and the prospectus relating thereto) pursuant to this Section 9.13. During the Suspension Period, none of the Investors shall offer or sell any Registrable Securities pursuant to or in reliance upon any such registration statement (or the prospectus relating thereto).

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IN WITNESS WHEREOF, the parties have executed this Registration Rights Agreement as of the date first written above.

CATCHER HOLDINGS, INC.

By:	/s/ Denis McCarthy
Name:	Denis McCarthy
Title:	Chief Financial Officer

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SIGNATURE PAGES OF INVESTORS TO FOLLOW]

IN WITNESS WHEREOF, the parties have executed this Registration Rights Agreement as of the date first written above.

AGREED AND ACCEPTED:

By:
Name:
Title:

EXHIBIT A

Investors

Annex B

CATCHER HOLDINGS, INC.

Selling Securityholder Notice and Questionnaire

The undersigned beneficial owner of common stock, par value $.001 per share (the “Common Stock”), of Catcher Holdings, Inc., a Delaware corporation (the “Company”), (the “Registrable Securities”) understands that the Company has filed or intends to file with the Securities and Exchange Commission (the “Commission”) a registration statement on Form SB-2 (the “Registration Statement”) for the registration and resale under Rule 415 of the Securities Act of 1933, as amended (the “Securities Act”), of the Registrable Securities, in accordance with the terms of the Registration Rights Agreement, dated as of June 20, 2007 (the “Registration Rights Agreement”), among the Company and the Investors named therein. A copy of the Registration Rights Agreement is available from the Company upon request at the address set forth below. All capitalized terms not otherwise defined herein shall have the meanings ascribed thereto in the Registration Rights Agreement.

Certain legal consequences arise from being named as a selling securityholder in the Registration Statement and the related prospectus. Accordingly, holders and beneficial owners of Registrable Securities are advised to consult their own securities law counsel regarding the consequences of being named or not being named as a selling securityholder in the Registration Statement and the related prospectus.

NOTICE

The undersigned beneficial owner (the “Selling Securityholder”) of Registrable Securities hereby elects to include the Registrable Securities owned by it and listed below in Item 3 (unless otherwise specified under such Item 3) in the Registration Statement.

The undersigned hereby provides the following information to the Company and represents and warrants that such information is accurate:

QUESTIONNAIRE

1.	Name.

	(a)	Full Legal Name of Selling Securityholder

	(b)	Full Legal Name of Registered Holder (if not the same as (a) above) through which Registrable Securities Listed in Item 3 below are held:

	(c)	Full Legal Name of Natural Control Person (which means a natural person who directly or indirectly alone or with others has power to vote or dispose of the securities covered by the questionnaire):

2.	Address for Notices to Selling Securityholder:

Telephone:
Fax:
Contact Person:
3.	Beneficial Ownership of Registrable Securities:

	(a)	Type and Principal Amount of Registrable Securities beneficially owned (not including the Registrable Securities that are issuable pursuant to the Purchase Agreements):

4. Broker-Dealer Status:

(a)	Are you a broker-dealer?

Yes ☐        No ☐

(b)	If “yes” to Section 4(a), did you receive your Registrable Securities as compensation for investment banking services to the Company.

Yes ☐        No ☐

Note:	If no, the Commission’s staff has indicated that you should be identified as an underwriter in the Registration Statement.

(c)	Are you an affiliate of a broker-dealer?

Yes ☐        No ☐

(d)	If you are an affiliate of a broker-dealer, do you certify that you bought the Registrable Securities in the ordinary course of business, and at the time of the purchase of the Registrable Securities to be resold, you had no agreements or understandings, directly or indirectly, with any person to distribute the Registrable Securities?

Yes ☐        No ☐

Note:	If no, the Commission’s staff has indicated that you should be identified as an underwriter in the Registration Statement.

5. Beneficial Ownership of Other Securities of the Company Owned by the Selling Securityholder.

Except as set forth below in this Item 5, the undersigned is not the beneficial or registered owner of any securities of the Company other than the Registrable Securities listed above in Item 3.

(a)	Type and Amount of Other Securities beneficially owned by the Selling Securityholder:

6. Relationships with the Company:

Except as set forth below, neither the undersigned nor any of its affiliates, officers, directors or principal equity holders (owners of 5% of more of the equity securities of the undersigned) has held any position or office or has had any other material relationship with the Company (or its predecessors or affiliates) during the past three years.

State any exceptions here:

The undersigned agrees to promptly notify the Company of any inaccuracies or changes in the information provided herein that may occur subsequent to the date hereof at any time while the Registration Statement remains effective.

By signing below, the undersigned consents to the disclosure of the information contained herein in its answers to Items 1 through 6 and the inclusion of such information in the Registration Statement and the related prospectus and any amendments or supplements thereto. The undersigned understands that such information will be relied upon by the Company in connection with the preparation or amendment of the Registration Statement and the related prospectus.

IN WITNESS WHEREOF the undersigned, by authority duly given, has caused this Notice and Questionnaire to be executed and delivered either in person or by its duly authorized agent.

Dated:	Beneficial Owner:

By:
Name:
Title:

PLEASE FAX A COPY OF THE COMPLETED AND EXECUTED NOTICE AND QUESTIONNAIRE, AND RETURN THE ORIGINAL BY OVERNIGHT MAIL, TO:

Exhibit 10.40

FIRST AMENDMENT TO

NOTE AND RESTRICTED STOCK PURCHASE AGREEMENT

This First Amendment to Note and Restricted Stock Purchase Agreement (this “Amendment”) is entered into as of June 20, 2007 by and between Catcher Holdings, Inc., a Delaware corporation (the “Company”), and the Purchasers (as defined below). This Amendment amends that Note and Restricted Stock Purchase Agreement (the “Agreement”), dated as of April 4, 2007 by and among the Company and the persons and entities listed on Exhibit A thereto (each a “Purchaser” and collectively, the “Purchasers”). Capitalized terms not otherwise defined herein shall have the meanings given in the Agreement.

RECITALS

WHEREAS, pursuant to the Agreement, the Company has previously issued to the Purchasers Secured Convertible Promissory Notes with an aggregate principal amount of $850,000 and 297,500 shares of the Company’s Common Stock;

WHEREAS, Section 5.4 of the Agreement provides that it may be amended with the written consent of the Company and the holders of a majority of the Shares and Conversion Shares on an as-converted basis (assuming for such purpose the exercise or conversion of all outstanding Notes and underlying Conversion Warrants and Conversion Shares into shares of Common Stock); and

WHEREAS, the Company and the holders of a majority of the Shares and Conversion Shares on an as-converted basis (assuming for such purpose the exercise or conversion of all outstanding Notes and underlying Conversion Warrants and Conversion Shares into shares of Common Stock) desire to amend the Agreement as set forth herein.

NOW, THEREFORE, in consideration of the foregoing and of the mutual promises and covenants set forth herein, the parties agree as follows:

1. AMENDMENT OF DEFINITION OF NOTES. The definition of “Notes” in Section 1.1 of the Agreement is hereby deleted and replaced in its entirety by the following:

“Notes” shall mean the Secured Convertible Promissory Notes in the form attached as Exhibit A to the First Amendment to Note and Restricted Stock Purchase Agreement, dated as of June 20, 2007, by and among the Company and the Purchasers.

2. AMENDMENT OF SECTION 4.5. Section 4.5 of the Agreement is hereby deleted and replaced in its entirety by the following:

Prohibited Transactions. During the last thirty (30) days prior to the date of any conversion of a Note, neither the Purchaser holding such Note nor any Affiliate of such Purchaser which (x) had knowledge of the transactions contemplated hereby and thereby, (y) has or shares discretion relating to such Purchaser’s investments or trading or information concerning such Purchaser’s investments, including in respect of the Securities, or (z) is subject to such Purchaser’s review or input concerning such Affiliate’s investments or trading (collectively, “Trading Affiliates”) has, directly or indirectly, effected or agreed to effect any short sale, whether or not against the box, established any “put equivalent position” (as defined in Rule 16a-1(h) under the Exchange Act) with respect to the shares of Common Stock issued upon conversion of the Notes pursuant to Section 6 thereof (the “Conversion Common Stock”), granted any other right (including, without limitation, any put or call option) with respect to the Conversion Common Stock or with respect to any security that includes, relates to or derived any significant part of its value from the Conversion Common Stock or otherwise sought to hedge its position in the Securities (each, a “Prohibited Transaction”). Prior to the conversion of such Note, the Purchaser shall not, and shall cause its Trading Affiliates not to, engage, directly or indirectly, in a Prohibited Transaction. Such Purchaser acknowledges that the representations, warranties and covenants contained in this Section 4.5 are being made for the benefit of the Purchasers as well as the Company and that each of the other Purchasers shall have an independent right to assert any claims against such Purchaser arising out of any breach or violation of the provisions of this Section 4.5.

3. AMENDMENT OF SECTION 5.4. Section 5.4 of the Agreement is hereby deleted and replaced in its entirety by the following:

Amendments; Waivers. No provision of this Agreement may be waived or amended except in a written instrument signed by the Company and the Purchasers holding, together, a majority of the outstanding aggregate Loan Amount of the Notes issued hereunder. No waiver of any default with respect to any provision, condition or requirement of this Agreement shall be deemed to be a continuing waiver in the future or a waiver of any subsequent default or a waiver of any other provision, condition or requirement hereof, nor shall any delay or omission of either party to exercise any right hereunder in any manner impair the exercise of any such right.

4. NOTE AMENDMENT. Upon execution of this Amendment, each of the Convertible Secured Promissory Notes issued pursuant to the Agreement (an “Original Note”), shall be amended and restated in its entirety to have the terms set forth in the form of Convertible Secured Promissory Note attached hereto as Exhibit A (a “New Note”) and with a principal amount equal to the Loan Amount of the Original Note multiplied by 1.3 plus any accrued but unpaid interest. The obligation of the Company to issue a New Note hereunder shall be conditioned upon the surrender by the Purchaser of such Original Note being exchanged.

5. REGISTRATION RIGHTS. In connection with this Amendment, the Purchasers and the Company shall execute a Registration Rights Agreement in the form attached hereto as Exhibit B covering the Shares and the capital stock issuable upon conversion of the New Notes in accordance with the terms thereof.

6. REPRESENTATIONS OF PURCHASER. The Purchaser represents and warrants that the representations and warranties in Section 3.2 of the Agreement, each of which pertain to the Holder’s suitability as an investor acquiring securities not registered under the Securities Act of 1933, are true and correct as of the date of this Amendment.

7. CONSENT AND WAIVER. This Amendment shall serve as the Purchasers’ consent to the new indebtedness of the Company evidenced by the Convertible Secured Promissory Notes issued pursuant to the Note and Restricted Stock Purchase Agreement, dated as of June 20, 2007, by and among the Company and the Purchasers listed on Exhibit A thereto, and a waiver of the Company’s obligations pursuant to original Section 4.5 of the Agreement.

8. NO OTHER AMENDMENT. Except as specifically amended by this Amendment, the Agreement shall continue in full force and effect. In the event of any conflict between the terms of this Amendment and the Agreement, the terms of this Amendment shall govern and control.

9. GOVERNING LAW. This Amendment shall be governed by and construed under the laws of the State of Virginia as applied to agreements among Virginia residents entered into and to be performed entirely within Virginia.

10. COUNTERPARTS. This Amendment may be executed in any number of counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

11. SEVERABILITY. If one or more provisions of this Amendment are held to be unenforceable under applicable law, such provision shall be excluded from this Amendment and the balance of the Amendment shall be interpreted as if such provision were so excluded and shall be enforceable in accordance with its terms.

12. ENTIRE AGREEMENT. This Amendment, together with the Agreement and the other agreements executed pursuant hereto and thereto, constitutes the full and entire understanding and agreement between the parties with regard to the subjects hereof and thereof.

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IN WITNESS WHEREOF, the parties have executed this First Amendment to Note and Restricted Stock Purchase Agreement as of the date first written above.

CATCHER HOLDINGS, INC.

By:	/s/ Robert H. Turner
Name:	Robert H. Turner
Title:	Chief Executive Officer

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SIGNATURE PAGES OF PURCHASERS TO FOLLOW]

IN WITNESS WHEREOF, the parties have executed this First Amendment to Note and Restricted Stock Purchase Agreement as of the date first written above.

AGREED AND ACCEPTED:

By:
Name:
Title:

EXHIBIT A

NEW NOTE

EXHIBIT B

REGISTRATION RIGHTS AGREEMENT

Exhibit 10.43

FIRST AMENDMENT TO

REGISTRATION RIGHTS AGREEMENT

This First Amendment to Registration Rights Agreement (this “Amendment”) is entered into as of August 23, 2007 by and among Catcher Holdings, Inc., a Delaware corporation (the “Company”), and the persons and entities signatory hereto (each an “Investor” and collectively, the “Investors”). This Amendment amends that Registration Rights Agreement, dated as of June 20, 2007, by and among the Company and the persons and entities listed on Exhibit A thereto (the “Agreement”). Capitalized terms not otherwise defined herein shall have the meanings given in the Agreement.

RECITALS

WHEREAS, the Company and the Investors are parties to the Agreement;

WHEREAS, the Investors and the Company wish to amend the Agreement to provide for, among other things, the payment of liquidated damages in certain circumstances;

WHEREAS, Section 9.6 of the Agreement provides that it may be amended with the written consent of the Company and the holders of a majority of the Registrable Securities; and

WHEREAS, the Company and the holders of a majority of the Registrable Securities desire to amend the Agreement as set forth herein.

NOW, THEREFORE, in consideration of the foregoing and of the mutual promises and covenants set forth herein, the parties agree as follows:

1. AMENDMENT TO SECTION 1.2. Section 1.2 of the Agreement is hereby deleted and replaced by the following:

“The term “Filing Date” means, (a) with respect to the initial registration statement required to be filed hereunder, the 60th calendar day following the date of the final closing under the New Note and Restricted Stock Purchase Agreement (the “Final Closing Date”), (b) with respect to a registration statement required to be filed pursuant to Section 3.1 hereunder, the 30th calendar day following the date the Company receives the Holder’s notice as provided in that section unless such Registrable Securities are included in the registration statement referred to in subsection (a), and (c) with respect to any additional registration statements which may be required to be filed pursuant to Section 5.11, the 30th calendar day following the date on which the Company first knows, or reasonably should have known, that such additional registration statement is required hereunder.”

2. NEW SECTION 1.9. New Section 1.9 of the Agreement is hereby inserted and reads in its entirety as follows:

“The term “Effectiveness Date” means, with respect to any registration statement required to be filed hereunder, the 90th calendar day following the Filing Date.”

3. NEW SECTION 1.10. New Section 1.10 of the Agreement is hereby inserted and reads in its entirety as follows:

“The term “Pro Rata Share” means, for each Holder (x) the number of Registrable Securities to be included on a registration statement filed pursuant to this Agreement held by such Holder (as adjusted by the Company to comply with the requirements of the Commission regarding the number of securities to be registered) divided by (y) the total number of Registrable Securities held by such Holder.”

4. AMENDMENT TO SECTION 2.1. Section 2.1 of the Agreement is hereby deleted and replaced by the following:

“The Company agrees that on or prior to each relevant Filing Date, it will file a registration statement on Form SB-2 (or on such other form appropriate for such purpose) (the “Mandatory Registration”) covering the resale of the Registrable Non-Conversion Securities within 60 days of the Final Closing Date.”

5. AMENDMENT TO SECTION 2.2. The following paragraph is hereby added to the end of Section 2.2 of the Agreement:

“In the event that (i) the Company fails to file a registration statement covering the resale of Registrable Securities on or before the relevant Filing Date (the “Default Date”), (ii) the Company fails to use its commercially reasonable efforts to respond to any comments of the Commission within thirty (30) calendar days following receipt of the initial comments from the Commission and within fifteen (15) business days following receipt of any additional comments received from the Commission, (iii) a registration statement filed or required to be filed hereunder is not declared effective by the Commission on or prior to the Effectiveness Date of such registration statement or (iv) after a registration statement is first declared effective by the Commission, it ceases for any reason to remain continuously effective as to all Registrable Securities for which it is required to be effective for more than an aggregate of fifteen (15) trading days during any 12-month period the Company shall issue to each Holder, as liquidated damages and not as a penalty, that number of shares of the Company’s Common Stock equal to such Holder’s Pro Rata Share of (x) one percent (1%) of the purchase price paid to the Company by such Holder divided by (y) $0.65 for no additional cost to such Holder. Additionally, for every thirty (30) calendar days (i) following the Default Date until the date such registration statement has been filed with the Commission, or (ii) that the Company continues to fail to use commercially reasonable efforts to respond to any comments of the Commission within thirty (30) calendar days following receipt of the initial comments from the Commission and within fifteen (15) business days following receipt of any additional comments received from the Commission, then the Company shall issue to each Holder, as liquidated damages and not as a penalty, an additional number of shares of Common Stock equal to such Holder’s Pro Rata Share of (x) one percent (1%) of the purchase price paid to the Company by such Holder divided by (y) $0.65 at no additional cost to such Holder.”

6. AMENDMENT TO SECTION 2.3. Section 2.3 of the Agreement is hereby deleted and replaced by the following:

“Each Holder agrees to furnish to the Company a completed Questionnaire in the form attached to this Agreement as Annex B (a “Selling Holder Questionnaire”). The Company shall not be required to include the Registrable Securities of a Holder in a Registration Statement and shall not be required to pay any liquidated or other damages under Section 2.2 to any Holder who fails to furnish to the Company a fully completed Selling Holder Questionnaire at least ten trading days prior to the Filing Date.”

7. NEW SECTION 2.5. New Section 2.5 of the Agreement is hereby inserted and reads in its entirety as follows:

“Notwithstanding any other provision of this Agreement, no liquidated or other damages shall be payable by the Company with respect to Registrable Securities not included on a registration statement that is otherwise timely filed by the Company because the Company determined that it is desirable that the number of securities to be registered (including Registrable Conversion Securities) in such registration be reduced in order to comply with the requirements of the Commission.”

8. AMENDMENT TO SECTION 8.2. Section 8.2 of the Agreement is hereby deleted and replaced by the following:

“To the extent permitted by law, each Selling Holder will indemnify and hold harmless the Company, each of its directors, each of its officers, each person, if any, who controls the Company within the meaning of the Securities Act, any underwriter, any other Holder selling securities in such registration statement and any controlling person of any such underwriter or other Holder, against any losses, claims, damages, or liabilities (joint or several) to which any of the foregoing persons may become subject, under the Securities Act, or the Exchange Act, insofar as such losses, claims, damages, or liabilities (or actions in respect thereto) arise out of or are based upon any Violation, in each case to the extent (and only to the extent) that such Violation occurs in reliance upon and in conformity with written information furnished by such Holder expressly for use in connection with such registration; and each such Holder will pay, as incurred, any legal or other expenses reasonably incurred by any person intended to be indemnified pursuant to this Section 8.2, in connection with investigating or defending any such loss, claim, damage, liability, or action; provided, however, that the indemnity agreement contained in this Section 8.2 shall not apply to amounts paid in settlement of any such loss, claim, damage, liability or action if such settlement is effected without the consent of the Holder, which consent shall not be unreasonably withheld. The Company shall notify the Holders promptly of the institution, threat or assertion of any proceeding or other action arising from or in connection with the transactions contemplated by this Agreement of which the Company is aware. In no event shall the liability of any Selling Holder hereunder be greater in amount than the dollar amount of the net proceeds received by such Holder upon the sale of the Registrable Securities giving rise to such indemnification obligation.”

9. WAIVER OF NOTICE. Each Investor hereby acknowledges that the Company (i) has received a written request from the Holders of more than a majority of the Registrable Conversion Securities that the Company file a registration statement covering the registration of the Registrable Conversion Securities and (ii) has delivered to the Investor notice of such written request. Each Investor acknowledges and agrees that, notwithstanding Section 3.1 of the Agreement, its written request to have its Registrable Conversion Securities registered must be received by the Company no later than August 22, 2007.

10. NO OTHER AMENDMENT. Except as specifically amended by this Amendment, the Agreement shall continue in full force and effect. In the event of any conflict between the terms of this Amendment and the Agreement, the terms of this Amendment shall govern and control.

11. GOVERNING LAW. This Amendment shall be governed by and construed under the laws of the State of Virginia as applied to agreements among Virginia residents entered into and to be performed entirely within Virginia.

12. COUNTERPARTS. This Amendment may be executed in any number of counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

13. SEVERABILITY. If one or more provisions of this Amendment are held to be unenforceable under applicable law, such provision shall be excluded from this Amendment and the balance of the Amendment shall be interpreted as if such provision were so excluded and shall be enforceable in accordance with its terms.

14. ENTIRE AGREEMENT. This Amendment, together with the Agreement and the agreements executed pursuant hereto and thereto, constitutes the full and entire understanding and agreement between the parties with regard to the subjects hereof and thereof.

[Signature Page Follows]

IN WITNESS WHEREOF, the parties hereto have executed this Amendment as of the date first above written.

COMPANY:

CATCHER HOLDINGS, INC.

By:
Denis McCarthy
Chief Financial Officer

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Signature Pages of Investors to Follow]

IN WITNESS WHEREOF, the parties hereto have executed this Amendment as of the date first above written.

INVESTOR:

By:

Its:

[Signature Page of Investor]